UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2007

ITEM 1.    REPORT TO STOCKHOLDERS.

           The Semi-Annual Report to Stockholders is filed herewith.

Schedule of Investments (February 28, 2007) (unaudited)
LIQUID RESERVES PORTFOLIO

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 104.0%
Asset-Backed Securities — 2.8%
$500,000,000	Aardvark, Series 2007-1A, Class A1, 5.350% due 2/6/08 (a)(b)	$500,000,000
500,000,000	Brigantine High Grade Funding Ltd., Series 2006-1A, Class A1A, 5.350% due 12/5/07 (a)(b)	500,000,000
500,000,000	Restructured Asset Certificates with Enhanced Returns (RACERS) Trust, Series 2004-6-MM, 5.340% due 4/22/09 (a)(b)	500,000,000

	Total Asset-Backed Securities	1,500,000,000

Bank Note — 0.8%
451,000,000	Bank of America N.A., 5.310% due 4/24/07	451,000,000

Certificates of Deposit (Yankee) — 11.5%
	Barclays Bank PLC NY:
275,000,000	5.310% due 5/9/07	275,000,000
390,000,000	5.370% due 1/29/08	390,000,000
77,500,000	5.390% due 2/4/08	77,500,000
	Calyon NY:
540,000,000	5.300% due 4/20/07	540,000,000
395,000,000	5.350% due 8/9/07	395,000,000
97,537,000	5.368% due 10/26/07	97,570,625
300,000,000	Canadian Imperial Bank, 5.230% due 8/29/07	300,000,000
	Credit Suisse New York:
250,000,000	5.340% due 8/13/07	250,000,000
240,000,000	5.365% due 1/22/08	240,000,000
100,000,000	5.390% due 1/30/08	100,000,000
175,000,000	5.350% due 2/11/08	175,000,000
300,000,000	5.293% due 2/20/08	299,992,685
140,000,000	5.345% due 2/27/08	140,000,000
485,000,000	5.250% due 3/3/08	485,000,000
300,000,000	Depfa Bank PLC NY, 5.285% due 6/26/07 (a)	300,000,000
	Deutsche Bank NY:
300,000,000	5.250% due 8/2/07	300,000,000
425,000,000	5.350% due 8/6/07	425,000,000
323,500,000	5.400% due 12/12/07	323,500,000
250,000,000	Dexia Credit Local NY, 5.370% due 10/26/07	250,090,122
250,000,000	Natexis Banque Populaires NY, 5.340% due 4/5/07	250,000,000
	Unicredito Italiano SpA NY:
200,000,000	5.330% due 7/31/07	200,000,000
300,000,000	5.290% due 8/16/07	300,000,000
130,000,000	5.395% due 10/29/07	130,064,909

	Total Certificates of Deposit (Yankee)	6,243,718,341

Commercial Paper — 39.8%
	Anglesea Funding:
185,000,000	5.308% due 3/2/07 (c)	184,972,764
302,000,000	5.303% due 3/8/07 (c)	301,689,947
125,000,000	5.290% due 3/30/07 (b)	124,998,103

See Notes to Financial Statements.

16	Liquid Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)
Face Amount	Security	Value

Commercial Paper — 39.8% (continued)
$93,381,000	5.369% due 4/13/07 (c)	$92,797,654
89,050,000	5.256% due 6/6/07 (c)	87,821,506
116,600,000	5.343% due 6/26/07 (c)	114,619,986
200,000,000	5.280% due 6/29/07 (b)	199,980,209
158,000,000	5.361% due 8/6/07 (c)	154,380,220
150,000,000	5.361% due 8/7/07 (c)	146,541,750
100,000,000	5.362% due 8/8/07 (c)	97,680,000
100,000,000	5.340% due 11/9/07 (c)	96,389,831
	Bank of America Corp.:
250,000,000	5.326% due 4/16/07 (c)	248,335,694
286,150,000	5.250% due 6/5/07 (c)	282,247,677
	Bavaria TRR Corp.:
191,023,000	5.302% due 3/8/07 (c)	190,826,512
1,237,000,000	5.311%-5.312% due 3/20/07 (c)	1,233,546,366
296,946,000	5.312% due 3/26/07 (c)	295,855,137
	Bear Stearns Co.:
250,000,000	5.393% due 3/1/07 (b)	250,000,000
100,000,000	5.341% due 4/20/07 (c)	99,276,389
217,400,000	5.301% due 6/29/07 (c)	213,704,200
198,586,000	Belmont Funding LLC, 5.320% due 4/19/07 (a)(c)	197,166,938
	Berkeley Square Finance LLC:
141,865,000	5.371% due 3/1/07 (c)	141,865,000
198,898,000	5.317% due 3/5/07 (a)(c)	198,781,313
100,000,000	5.320% due 3/5/07 (a)(c)	99,941,111
125,000,000	Carrera Capital Finance LLC, 5.340% due 1/29/08 (a)(b)	125,000,000
125,000,000	Chariot Funding LLC, 5.292% due 3/23/07 (c)	124,597,430
	Chesham Finance LLC:
135,700,000	5.315% due 3/1/07 (a)(c)	135,700,000
100,000,000	5.318% due 3/5/07 (a)(c)	99,941,667
550,000,000	5.325%-5.340% due 4/4/07 (a)(c)	547,263,945
200,000,000	5.330% due 4/10/07 (a)(c)	198,831,111
298,500,000	5.331%-5.361% due 4/12/07 (a)(c)	296,671,635
195,000,000	5.330% due 4/19/07 (a)(c)	193,603,908
150,000,000	5.305% due 7/18/07 (a)(b)	149,980,347
150,000,000	5.240% due 8/30/07 (a)(c)	146,178,000
150,000,000	Concord Minutemen Capital Co., 5.302% due 3/14/07 (a)(c)	149,713,458
100,000,000	Davis Square Funding III Corp., 5.310% due 3/20/07 (c)	99,721,333
100,000,000	East-Fleet Finance LLC, 5.310% due 5/25/07 (a)(b)	99,994,254
	Ebbets Funding PLC:
900,000,000	5.341% due 3/1/07 (a)(c)	900,000,000
250,000,000	5.363% due 3/22/07 (a)(c)	249,228,542
185,000,000	5.331% due 5/7/07 (a)(c)	183,188,953
225,000,000	5.334% due 9/14/07 (a)(c)	218,683,687
	Ebury Finance Ltd.:
200,000,000	5.392% due 3/19/07 (a)(c)	199,475,000
100,000,000	5.339% due 3/21/07 (a)(c)	99,711,111
132,500,000	5.338% due 4/2/07 (a)(c)	131,879,311
150,000,000	5.340% due 4/3/07 (a)(c)	149,275,375

See Notes to Financial Statements.

Liquid Reserves Portfolio 2007 Semi-Annual Report	17

Schedule of Investments (February 28, 2007) (unaudited) (continued)
Face Amount	Security	Value

Commercial Paper — 39.8% (continued)
$200,000,000	5.351% due 4/4/07 (a)(c)	$199,015,889
400,000,000	5.341% due 4/9/07 (a)(c)	397,716,333
175,000,000	5.341% due 4/10/07 (a)(c)	173,975,278
100,000,000	5.377% due 4/17/07 (c)	99,316,542
275,000,000	5.377% due 4/20/07 (a)(c)	273,000,521
196,300,000	5.299% due 6/8/07 (a)(c)	193,514,503
125,000,000	5.350% due 7/10/07 (a)(c)	122,630,174
100,000,000	5.330% due 7/30/07 (a)(c)	97,850,767
250,000,000	5.327%-5.371% due 8/1/07 (a)(c)	244,489,875
167,000,000	5.390% due 11/15/07 (a)(c)	160,778,777
	General Electric Capital Corp.:
407,000,000	5.335% due 6/19/07 (c)	400,620,275
100,000,000	5.302% due 8/10/07 (c)	97,705,000
300,000,000	5.333% due 11/9/07 (c)	289,184,250
257,672,000	Georgetown Funding Co. LLC, 5.313% due 3/21/07 (c)	256,914,730
60,698,000	Giro Balanced Funding Corp., 5.327% due 3/23/07 (c)	60,505,486
	Greyhawk Capital Corp.:
149,000,000	5.378% due 3/22/07 (c)	148,544,991
118,079,000	5.313% due 4/2/07 (c)	117,536,361
154,300,000	5.315% due 4/25/07 (c)	153,063,564
	Halkin Finance LLC:
264,000,000	5.392% due 3/1/07 (c)	264,000,000
100,000,000	5.387% due 3/5/07 (c)	99,941,722
150,000,000	5.371% due 8/7/07 (c)	146,535,125
	Kaiserplatz Delaware:
248,000,000	5.344% due 3/16/07 (c)	247,455,433
232,472,000	5.347% due 3/21/07 (c)	231,791,374
100,000,000	5.372% due 4/4/07 (c)	99,505,111
200,000,000	Legacy Capital Co., 5.377% due 3/6/07 (a)(c)	199,854,583
	Mica Funding LLC:
183,900,000	5.302% due 3/5/07 (a)(c)	183,792,112
720,000,000	5.302% due 3/12/07 (a)(c)	718,838,399
200,000,000	5.304% due 3/15/07 (a)(c)	199,589,333
228,092,000	5.360% due 3/20/07 (a)(c)	227,455,180
750,000,000	Morgan Stanley Dean Witter Co., 5.370% due 3/28/07 (b)	750,000,000
	Morrigan TRR Funding LLC:
100,000,000	5.324% due 3/7/07 (a)(c)	99,911,667
386,000,000	5.380% due 3/16/07 (a)(c)	385,145,975
50,000,000	5.358% due 3/21/07 (a)(c)	49,855,000
325,000,000	5.374%-5.383% due 3/23/07 (a)(c)	323,950,111
50,000,000	5.363% due 3/28/07 (a)(c)	49,804,250
117,000,000	5.368% due 7/24/07 (a)(c)	114,568,350
150,000,000	5.322% due 7/27/07 (a)(c)	146,842,667
100,000,000	5.310% due 8/8/07 (a)	99,995,695
215,000,000	5.270%-5.329% due 8/28/07 (a)(c)	209,480,750
343,500,000	5.270% due 8/31/07 (a)(c)	334,647,146
220,000,000	5.389% due 11/5/07 (a)(c)	212,117,767
383,300,000	5.390% due 11/9/07 (a)(c)	369,341,002

See Notes to Financial Statements.

18	Liquid Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)
Face Amount	Security	Value

Commercial Paper — 39.8% (continued)
$290,000,000	5.373% due 11/13/07 (a)(c)	$279,307,015
	New Center Asset Trust:
200,000,000	5.302% due 5/3/07 (c)	198,183,500
232,750,000	5.296% due 5/29/07 (c)	229,780,885
100,000,000	Orion Financial LLC, 5.310% due 8/10/07	99,989,059
400,000,000	Ormond Quay Funding LLC, 5.280% due 10/5/07	399,928,509
210,462,000	Perry Global Funding LLC, 5.378% due 3/14/07 (c)	210,064,519
	Picaros Funding PLC:
182,000,000	5.327% due 3/23/07 (c)	181,422,757
126,000,000	5.296% due 6/22/07 (c)	123,982,950
103,650,000	Silver Tower U.S. Funding, 5.304% due 8/10/07 (c)	101,270,299
100,000,000	Societe Generale London, 5.395% due 7/27/07	100,055,206
	Societe Generale N.A.:
300,000,000	5.300% due 5/4/07 (c)	297,258,667
150,000,000	5.250% due 7/27/07 (c)	146,883,983
100,000,000	5.297% due 8/13/07 (c)	97,664,792
	Tasman Funding Inc.:
99,455,000	5.302% due 3/6/07 (c)	99,382,066
185,408,000	5.302% due 3/7/07 (c)	185,244,841
141,250,000	Toyota Motor Car Co., 5.260% due 7/30/07 (c)	138,252,126

	Total Commercial Paper	21,691,510,616

Liquidity Notes — 22.7%
	Albis Capital Corp.:
104,000,000	5.360% due 3/5/07 (c)	103,938,871
150,000,000	5.381% due 3/13/07 (c)	149,734,500
105,000,000	5.371% due 4/23/07 (c)	104,180,708
120,000,000	5.371% due 5/15/07 (c)	118,675,000
197,455,000	Brahms Funding Corp., 5.339% due 3/16/07 (a)(c)	197,019,776
	Fenway Funding LLC:
449,000,000	5.351%-5.361% due 3/1/07 (a)(c)	449,000,000
224,000,000	5.305% due 3/2/07 (a)(c)	223,967,022
101,346,000	5.340% due 3/5/07 (a)(c)	101,286,656
300,000,000	5.303%-5.304% due 3/9/07 (a)(c)	299,648,000
230,577,000	5.314% due 3/12/07 (a)(c)	230,204,298
200,000,000	5.341% due 3/15/07 (a)(c)	199,588,556
100,000,000	5.339% due 3/23/07 (a)(c)	99,676,722
100,000,000	5.328% due 4/23/07 (a)(c)	99,222,667
100,000,000	5.233% due 8/31/07 (a)(c)	97,440,542
185,000,000	5.410% due 10/26/07 (a)(c)	178,613,388
100,000,000	5.409% due 11/9/07 (a)(c)	96,345,555
100,000,000	5.370% due 11/16/07 (a)(c)	96,271,239
	Ford Credit Floorplan Motown:
289,210,000	5.385% due 3/26/07 (c)	288,143,538
178,800,000	5.351% due 4/18/07 (c)	177,541,248
267,500,000	Master Owner Trust, Motown Notes, Series 2002-1A, 5.381% due 3/20/07 (c)	266,750,331

See Notes to Financial Statements.

Liquid Reserves Portfolio 2007 Semi-Annual Report	19

Schedule of Investments (February 28, 2007) (unaudited) (continued)
Face Amount	Security	Value

Liquidity Notes — 22.7% (continued)
	Foxboro Funding Ltd.:
$1,187,298,000	5.313%-5.361% due 3/1/07 (a)(c)	$1,187,298,000
820,086,000	5.312%-5.316% due 3/5/07 (a)(c)	819,603,638
350,000,000	5.322% due 3/21/07 (a)(c)	348,969,445
388,000,000	5.323% due 3/22/07 (a)(c)	386,800,435
365,067,000	KKR Atlantic Funding Trust, 5.310%-5.312% due 3/23/07 (c)	363,886,821
	KKR Pacific Funding Trust:
306,968,000	5.312% due 3/6/07 (a)(c)	306,742,464
400,269,000	5.303% due 3/7/07 (a)(c)	399,916,763
	Mint II LLC:
200,000,000	5.381% due 3/21/07 (a)(c)	199,417,778
100,000,000	5.395% due 3/22/07 (a)(c)	99,690,833
253,000,000	5.395%-5.401% due 3/29/07 (a)(c)	251,958,451
560,000,000	5.400% due 4/27/07 (a)(c)	555,336,133
100,000,000	5.380% due 5/25/07 (a)(c)	98,762,778
376,506,000	Monument Gardens Funding LLC, 5.301% due 3/22/07 (a)(c)	375,346,361
	North Lake Capital Funding:
100,000,000	5.309% due 3/7/07 (c)	99,911,666
200,000,000	5.324% due 3/23/07 (c)	199,352,222
200,000,000	Park Granada LLC, 5.371% due 3/1/07 (c)	200,000,000
137,020,000	Park Sienna LLC, 5.371% due 3/1/07 (c)	137,020,000
203,463,000	Stratford Receivables Co. LLC, 5.324% due 3/9/07 (a)(c)	203,223,818
	Thornburg Mortgage Capital Resource:
232,750,000	5.302% due 3/5/07 (a)(c)	232,613,453
300,000,000	5.312% due 3/20/07 (a)(c)	299,162,418
200,000,000	5.300% due 6/4/07 (a)(b)	199,994,861
	Notes:
200,000,000	5.302% due 3/6/07 (a)(c)	199,853,333
154,000,000	5.317% due 3/13/07 (a)(c)	153,728,446
	Valcour Bay Capital:
410,000,000	5.310%-5.322% due 3/8/07 (a)(c)	409,577,083
381,038,000	5.332% due 3/15/07 (a)(c)	380,251,157
	Windsor Funding Trust:
200,000,000	5.361% due 3/13/07 (a)(c)	199,647,333
200,000,000	5.362% due 3/14/07 (a)(c)	199,617,945
100,000,000	5.349% due 4/10/07 (a)(c)	99,413,333
225,000,000	5.351% due 4/17/07 (a)(c)	223,449,000

	Total Liquidity Notes	12,407,794,585

Master Notes — 4.2%
950,000,000	Merrill Lynch, 5.443% due 3/1/07	950,000,000
1,342,500,000	Morgan Stanley Master Note, 5.483% due 3/1/07	1,342,500,000

	Total Master Notes	2,292,500,000

Medium-Term Notes — 11.8%
350,000,000	Bear Stearns Co., 5.330% due 1/9/08 (b)	350,000,000
	Cheyne Finance LLC:
50,000,000	5.320% due 3/26/07 (a)(b)	49,999,309

See Notes to Financial Statements.

20	Liquid Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)
Face Amount	Security	Value

Medium-Term Notes — 11.8% (continued)
$100,000,000	5.330% due 6/5/07 (a)(b)	$99,996,055
100,000,000	5.325% due 9/20/07 (a)(b)	99,991,658
100,000,000	5.323% due 9/25/07 (a)(b)	99,990,141
100,000,000	5.324% due 10/25/07 (a)(b)	99,989,567
150,000,000	5.315% due 11/26/07 (a)(b)	149,977,747
	Cullinan Finance Ltd.:
150,000,000	5.310% due 7/25/07 (a)(b)	149,981,417
450,000,000	5.320% due 11/15/07 (a)(b)	449,968,069
100,000,000	5.320% due 11/26/07 (a)(b)	99,989,098
	K2 USA LLC:
300,000,000	5.325% due 9/20/07 (a)(b)	299,983,315
225,000,000	5.325% due 9/25/07 (a)(b)	224,987,178
200,000,000	5.320% due 11/20/07 (b)	199,971,915
250,000,000	Medium-Term Notes, 5.325% due 7/25/07 (a)(b)	249,985,000
	Premier Asset Collateralized Entity LLC, Medium-Term Notes:
100,000,000	5.333% due 7/6/07 (a)(b)	99,997,390
175,000,000	5.350% due 7/16/07 (a)(b)	174,996,707
100,000,000	5.355% due 7/25/07 (a)(b)	100,000,000
200,000,000	5.300% due 1/15/08 (a)(b)	199,982,418
	Pyxis Master Trust:
200,000,000	5.330% due 11/20/09 (a)(b)	200,000,000
200,000,000	5.340% due 12/20/09 (a)(b)	200,000,000
	Sigma Finance Inc.:
150,000,000	5.272% due 6/27/07 (c)	147,507,250
100,000,000	5.295% due 7/5/07 (a)(c)	98,218,500
125,000,000	5.305% due 8/1/07 (a)(c)	122,290,625
700,000,000	5.320% due 11/16/07 (a)(b)	699,950,273
175,000,000	Medium-Term Notes, 5.390% due 2/4/08 (a)	174,991,894
	Stanfield Victoria Funding LLC:
100,000,000	5.320% due 11/1/07 (a)(b)	99,986,575
	Medium-Term Note:
100,000,000	5.310% due 3/20/07 (a)(b)	99,998,438
150,000,000	5.310% due 3/28/07 (a)(b)	149,996,734
90,000,000	5.320% due 6/4/07 (a)(b)	89,994,755
180,000,000	5.320% due 6/29/07 (a)(b)	179,988,164
150,000,000	5.320% due 6/30/07 (a)(b)	149,990,055
250,000,000	Steers Delaware Business Trust, Senior Secured Notes, Series 2006-2, 5.340% due 5/27/07 (a)(b)	250,000,000
210,000,000	Tango Finance Corp., Medium-Term Notes, 5.330% due 7/25/07 (a)(b)	209,991,600
	White Pine Finance LLC:
100,000,000	5.320% due 10/25/07 (a)(b)	99,986,959
75,000,000	5.355% due 3/19/08 (a)(b)	74,985,000
200,000,000	Medium-Term Notes, 5.320% due 11/13/07 (a)(b)	199,972,065

	Total Medium-Term Notes	6,447,635,871

Promissory Notes— 2.8%
	Goldman Sachs Group Inc.:
1,100,000,000	5.450% due 5/24/07 (b)	1,100,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2007 Semi-Annual Report	21

Schedule of Investments (February 28, 2007) (unaudited) (continued)
Face Amount	Security	Value

Promissory Notes— 2.8% (continued)
$40,000,000	5.450% due 7/24/07 (b)	$40,000,000
350,000,000	5.340% due 8/13/07	350,000,000
26,012,000	5.430% due 9/20/07 (b)	26,012,000

	Total Promissory Notes	1,516,012,000

Time Deposits — 4.0%
320,000,000	Bank of Tokyo, 5.370% due 3/19/07	320,000,000
	Calyon Grand Cayman:
737,222,000	5.340% due 3/1/07	737,222,000
249,398,000	5.350% due 3/1/07	249,398,000
	Societe Generale Cayman:
496,819,000	5.330% due 3/1/07	496,819,000
399,349,000	5.500% due 3/1/07	399,349,000

	Total Time Deposits	2,202,788,000

U.S. Government & Agency Obligations — 3.6%
U.S. Government Agencies — 1.3%
86,000,000	Federal Farm Credit Bank (FFCB), Discount Notes, 5.212% due 1/16/08(c)	82,204,175
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
221,310,000	5.096%-5.132% due 12/11/07(c)	212,783,807
112,487,000	5.248%-5.249% due 1/7/08(c)	107,622,312
100,000,000	5.214% due 2/4/08(c)	95,315,555
239,019,000	Federal National Mortgage Association (FNMA), Discount Notes,
	5.229% due 2/1/08(c)	227,887,520

	Total U.S. Government Agencies	725,813,369

U.S. Government Obligation — 2.3%
1,250,000,000	U.S. Treasury Bills, 5.009%-5.082% due 8/30/07(c)	1,218,807,851

	Total U.S. Government & Agency Obligations	1,944,621,220

	TOTAL INVESTMENTS — 104.0% (Cost — $56,697,580,633#)	56,697,580,633
	Liabilities in Excess of Other Assets — (4.0)%	(2,167,437,090)

	TOTAL NET ASSETS — 100.0%	$54,530,143,543

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2007 Semi-Annual Report

Liquid Reserves Portfolio
Statement of Assets and Liabilities (February 28, 2007) (unaudited)

ASSETS:
Investments, at amortized cost	$56,697,580,633
Cash	93
Receivable for securities sold	146,261,417
Interest receivable	116,179,704
Receivable from manager	486,584

Total Assets	56,960,508,431

LIABILITIES:
Payable for securities purchased	2,425,035,310
Investment management fee payable	4,234,496
Trustees’ fees payable	948,232
Accrued expenses	146,850

Total Liabilities	2,430,364,888

Total Net Assets	$54,530,143,543

REPRESENTED BY:
Paid-in capital	$54,530,143,543

See Notes to Financial Statements.

Liquid Reserves Portfolio 2007 Semi-Annual Report	23

Liquid Reserves Portfolio
Statement of Operations (For the six months ended February 28, 2007) (unaudited)

INVESTMENT INCOME:
Interest (Note 1)	$1,214,729,665

EXPENSES:
Investment management fee (Note 2)	22,694,190
Trustees’ fees (Notes 2 and 6)	683,095
Legal fees	177,114
Custody fees	136,870
Audit and tax	21,100
Miscellaneous expenses	24,195

Total Expenses	23,736,564
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(5,353,683)
Fees paid indirectly (Note 1)	(10,956)

Net Expenses	18,371,925

Net Investment Income	1,196,357,740

Net Realized Gain on Investments	385,241

Increase in Net Assets From Operations	$1,196,742,981

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2007 Semi-Annual Report

Liquid Reserves Portfolio
Statements of Changes in Net Assets

For the six months ended February 28, 2007 (unaudited) and the year ended August 31, 2006
	2007	2006

OPERATIONS:
Net investment income	$1,196,357,740	$1,647,359,372
Net realized gain (loss)	385,241	(7,271,827)

Increase in Net Assets From Operations	1,196,742,981	1,640,087,545

CAPITAL TRANSACTIONS:
Net proceeds from sale of shares	61,252,765,821	108,485,763,858
Cost of shares repurchased	(40,149,706,462)	(122,684,334,964)

Increase (Decrease) in Net Assets From Capital Transactions	21,103,059,359	(14,198,571,106)

Increase (Decrease) in Net Assets	22,299,802,340	(12,558,483,561)
NET ASSETS:
Beginning of period	32,230,341,203	44,788,824,764

End of period	$54,530,143,543	$32,230,341,203

See Notes to Financial Statements.

Liquid Reserves Portfolio 2007 Semi-Annual Report	25

Liquid Reserves Portfolio
Financial Highlights

For the years ended August 31, unless otherwise noted:

	2007(1)		2006	2005	2004	2003	2002

Net Assets, End of Period (millions)	$54,530		$32,230	$44,789	$37,587	$39,447	$45,007

Total Return(2)	2.64%		4.53%	2.54%	1.09%	1.49%	2.36%

Ratios to Average Net Assets:
Gross expenses	0.10	%(3)(4)	0.12%	0.17%	0.17%	0.17%	0.19%
Net expenses(5)(6)(7)	0.08	(3)(4)	0.09	0.10	0.10	0.10	0.10
Net investment income	5.27	(3)	4.33	2.57	1.09	1.39	2.29

(1)	For the six months ended February 28, 2007 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed (Note 6).

(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary fee, of the Portfolio will not exceed 0.10%.

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2007, all investors in the Portfolio were funds advised by the manager of the fund and/or its affiliates.

          Effective as of close of business, April 13, 2007, the Portfolio is a no-load diversified series of Master Portfolio Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

          (c) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (d) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

Liquid Reserves Portfolio 2007 Semi-Annual Report	27

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Portfolio pays investment management fees, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

          LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

          During the six months ended February 28, 2007, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

          During the six months ended February 28, 2007, LMPFA waived a portion of its fee in the amount of $4,867,099. In addition, during the six months ended February 28, 2007, the Fund was reimbursed for expenses amounting to $486,584.

          The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with LMPFA, all of whom receive remuneration for their services to the Portfolio from Legg Mason or its affiliates.

          During a special meeting in June 2006 the Portfolio’s Board approved a number of initiatives to streamline and restructure the fund complex. In that connection the Board voted to establish a mandatory retirement age of 75 for current Trustees, and 72 for all future Trustees, and to allow current Trustees to elect to retire as of the date which Trustees elected in accordance with the Joint Proxy Statement commence service as Trustees of the realigned and consolidated Board (the “Effective Date”).

          On July 10, 2006, the Board also voted to amend its retirement plans to provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. Under the amended plan, Trustees electing to receive benefits under the amendments must waive all rights under the plan prior to amendment. Each fund overseen by the Board (including the Portfolio) will pay a pro rata share (based upon asset size) of such benefits. As of February 28, 2007, the Portfolio’s allocable share of benefits under this amendment are $591,789.

          Under the previous Retirement Plan (the “Plan”), all Trustees who were not “Interested Persons” of the Fund, within the meaning of the 1940 Act, were required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attained age 75. Trustees were able to retire under the Plan before attaining the mandatory retirement age. Trustees who had served as Trustee of the Portfolio or any of the investment companies associated with LMPFA for at least ten years when they retired were eligible to receive the maximum retirement benefit under the previous Plan, subject to the terms of the amended Plans. The maximum retirement benefit was an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts owed under the Plan may be paid in

28	Liquid Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan.

          Certain officers and one Trustee of the Portfolio are employees of Legg Mason or its affiliates and do not receive compensation from the Portfolio.

3.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets (“CGM”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses be placed in escrow and provided that a portion of

Liquid Reserves Portfolio 2007 Semi-Annual Report	29

Notes to Financial Statements (unaudited) (continued)

such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the Portfolio’s manager does not believe that this matter will have a material adverse effect on the Portfolio.

          This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore has not received and will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

4.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 3. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Portfolio’s manager and it affiliates to continue to render services to the Funds under their respective contracts.

5.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the

30	Liquid Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/ or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, the Portfolio’s manager believes that this matter is not likely to have a material adverse effect on the Portfolio.

6.	Special Investor Meeting and Reorganization

Investors of the Portfolio approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Portfolio will be recognized in the period during which the expense is incurred. Such expenses include obtaining investor votes for proposals relating to the initiatives noted above, the election of board members, and the retirement of board members. The portions of these costs borne by the Portfolio and reflected in the Statement of Operations are deemed extraordinary and, therefore, are not subject to the expense limitation agreements, if applicable.

7.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

* * *

          On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Liquid Reserves Portfolio 2007 Semi-Annual Report	31

Schedule of Investments (February 28, 2007) (unaudited)
U.S. TREASURY RESERVES PORTFOLIO

Face Amount	Security	Value

SHORT-TERM INVESTMENTS (a) — 101.5%
U.S. Treasury Bills — 101.5%
$50,000,000	5.099 - 5.103% due 3/1/07	$50,000,000
50,000,000	5.055% due 3/8/07	49,952,235
86,653,000	5.023 - 5.070% due 3/8/07	86,568,146
41,524,000	5.146% due 3/15/07	41,441,240
156,653,000	5.045 - 5.176% due 3/15/07	156,341,411
20,000,000	5.014% due 3/22/07	19,942,950
158,666,000	5.158 - 5.196% due 3/22/07	158,188,863
100,971,000	4.940 - 5.055% due 3/29/07	100,585,605
62,758,000	4.966 - 4.974% due 4/5/07	62,459,442
25,000,000	5.002% due 4/12/07	24,857,521
25,000,000	5.009% due 4/12/07	24,855,917
85,000,000	5.038 - 5.068% due 4/19/07	84,425,033
45,000,000	5.063 - 5.086% due 4/26/07	44,651,206
60,637,000	5.055 - 5.077% due 5/3/07	60,108,444
50,000,000	5.068 - 5.079% due 5/10/07	49,515,833
75,000,000	5.066 - 5.091% due 5/17/07	74,197,649
125,000,000	5.052 - 5.102% due 5/24/07	123,544,788
20,000,000	4.983% due 5/31/07	19,754,047
25,000,000	5.077% due 6/7/07	24,659,246
57,676,000	4.998 - 5.043% due 6/14/07	56,848,772
25,000,000	5.049% due 6/21/07	24,613,444
20,000,000	5.043% due 7/12/07	19,636,651
25,000,000	5.073% due 7/19/07	24,519,139
20,000,000	5.088% due 8/9/07	19,556,355
25,000,000	5.093% due 8/16/07	24,420,750
25,000,000	5.067% due 8/23/07	24,399,653
25,000,000	5.009% due 8/30/07	24,382,590

	TOTAL INVESTMENTS — 101.5% (Cost — $1,474,426,930#)	1,474,426,930
	Liabilities in Excess of Other Assets — (1.5)%	(21,203,134)

	TOTAL NET ASSETS — 100.0%	$1,453,223,796

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16	U.S. Treasury Reserves Portfolio 2007 Semi-Annual Report

U.S. Treasury Reserves Portfolio
Statement of Assets and Liabilities (February 28, 2007) (unaudited)

ASSETS:
Investments, at amortized cost	$1,474,426,930
Cash	792
Receivable from manager	37,350
Interest receivable	3,375,000

Total Assets	1,477,840,072

LIABILITIES:
Payable for securities purchased	24,382,590
Investment management fee payable	88,939
Trustees’ fees payable	83,880
Accrued expenses	60,867

Total Liabilities	24,616,276

Total Net Assets	$1,453,223,796

REPRESENTED BY:
Paid-in capital	$1,453,223,796

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2007 Semi-Annual Report	17

U.S. Treasury Reserves Portfolio
Statement of Operations (For the six months ended February 28, 2007) (unaudited)
INVESTMENT INCOME:
Interest (Note 1)	$35,578,367

EXPENSES:
Investment management fee (Note 2)	707,292
Trustees’ fees (Notes 2 and 6)	48,976
Legal fees	40,014
Custody fees	17,731
Audit and tax	14,400
Shareholder reports	484
Miscellaneous expenses	16,670

Total Expenses	845,567
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(136,793)
Fees paid indirectly (Note 1)	(1,488)

Net Expenses	707,286

Net Investment Income	34,871,081

Net Realized Gain on Investments	2,731

Increase in Net Assets From Operations	$34,873,812

See Notes to Financial Statements.

18	U.S. Treasury Reserves Portfolio 2007 Semi-Annual Report

U.S. Treasury Reserves Portfolio
Statements of Changes in Net Assets
For the six months ended February 28, 2007 (unaudited) and the year ended August 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$34,871,081	$61,706,118
Net realized gain	2,731	1,674

Increase in Net Assets From Operations	34,873,812	61,707,792

CAPITAL TRANSACTIONS:
Proceeds from contributions	2,533,103,679	6,479,872,855
Values of withdrawals	(2,605,239,556)	(6,269,999,109)

Increase (Decrease) in Net Assets From Capital Transactions	(72,135,877)	209,873,746

Increase (Decrease) in Net Assets	(37,262,065)	271,581,538

NET ASSETS:
Beginning of period	1,490,485,861	1,218,904,323

End of period	$1,453,223,796	$1,490,485,861

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2007 Semi-Annual Report	19

U.S. Treasury Reserves Portfolio
Financial Highlights
For the years ended August 31, unless otherwise noted:

	2007(1)		2006	2005	2004	2003	2002

Net Assets, End of Period (000s)	$1,453,224		$1,490,486	$1,218,904	$1,562,711	$1,458,349	$1,953,165

Total Return(2)	2.48%		4.21%	2.25%	0.92%	1.20%	2.06%

Ratios to Average Net Assets:
Gross expenses	0.12	% (3)(4)	0.13%	0.18%	0.18%	0.18%	0.20%
Net expenses(5)(6)(7)	0.10	(3)(4)	0.10	0.10	0.10	0.10	0.10
Net investment income	4.93	(3)	4.16	2.16	0.91	1.22	2.00

(1)	For the six months ended February 28, 2007 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed (Note 6).

(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses, of the Portfolio will not exceed 0.10%.

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

20	U.S. Treasury Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2007, all investors in the Portfolio were funds advised by the manager of the fund and/or its affiliates.

          Effective as of close of business, April 13, 2007, the Portfolio is a no-load, diversified series of Master Portfolio Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act as an open-end management investment company.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned including both original issue and market discount adjusted for amortization of premium on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

          (c) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (d) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

U.S. Treasury Reserves Portfolio 2007 Semi-Annual Report	21

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Portfolio pays an investment management fee calculated daily, and paid monthly at an annual rate of 0.10% of the Portfolio’s average daily net assets.

          LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee that it receives from the Portfolio.

          During the six months ended February 28, 2007, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

          During the six months ended February 28, 2007, LMPFA waived a portion of its fee in the amount of $99,443. In addition, the Portfolio was reimbursed for expenses amounting to $37,350.

          The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with LMPFA, all of whom receive remuneration for their services to the Portfolio from Legg Mason or its affiliates.

           During a special meeting in June 2006, the Portfolio’s Board approved a number of initiatives to streamline and restructure the fund complex. In that connection the Board voted to establish a mandatory retirement age of 75 for current Trustees, and 72 for all future Trustees and to allow current Trustees to elect to retire as of the date on which Trustees elected in accordance with the Joint Proxy Statement commence service as Trustees of the realigned and consolidated Board (the “Effective Date”).

          On July 10, 2006, the Board also voted to amend its retirement plans to provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. Under the amended plan, Trustees electing to receive benefits under the amendments must waive all rights under the plan prior to amendment. Each fund overseen by the Board (including the Portfolio) will pay a pro rata share (based upon asset size) of such benefits. As of February 28, 2007, the Portfolio’s allocable share of benefits under this amendment are $44,063.

          Under the previous Retirement Plan (the “Plan”), all Trustees who were not “Interested Persons” of the Fund, within the meaning of the 1940 Act, were required to retire from the Board as of the last day of the calendar year in which the applicable Trustees attained age 75. Trustees were able to retire under the Plan before attaining the mandatory retirement age. Trustees who had served as Trustee of the Trust or any of the investment companies associated with LMPFA for at least ten years when they retired were eligible to receive the maximum retirement benefit under the previous Plan, subject to the terms of the amended plans. The maximum retirement benefit was an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year follow-

22	U.S. Treasury Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

ing the Trustee’s retirement). Amounts owed under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan.

          Certain officers and one Trustee of the Portfolio are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for approval by the SEC. At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

U.S. Treasury Reserves Portfolio 2007 Semi-Annual Report	23

Notes to Financial Statements (unaudited) (continued)

          The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

          On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Portfolio’s Board selected a new transfer agent for the Portfolio. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the Portfolio’s manager does not believe that this matter will have a material adverse effect on the Affected Funds.

          This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

4.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 3. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Fund’s management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Portfolio or the ability of the Portfolio’s manager and its affiliates to continue to render services to the Portfolio under their respective contracts.

5.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a)

24	U.S. Treasury Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, the Portfolio’s manager believes that this matter is not likely to have a material adverse effect on the Portfolio.

6.	Special Investor Meeting and Reorganization

Investors of the Portfolio approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Portfolio will be recognized in the period during which the expense is incurred. Such expenses include obtaining investor votes for proposals relating to the initiatives noted above, the election of board members, and the retirement of board members. The portions of these costs borne by the Portfolio and reflected in the Statement of Operations are deemed extraordinary and, therefore, are not subject to the expense limitation agreements, if applicable.

7.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

* * *

          On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

U.S. Treasury Reserves Portfolio 2007 Semi-Annual Report	25

Schedule of Investments (February 28, 2007) (unaudited)

PRIME CASH RESERVES PORTFOLIOhedule of Investments (February 28, 2007) (unaudited)

Face Amount	Security	Value

SHORT-TERM INVESTMENTS —- 99.9%
Commercial Paper — 59.7%
	Amstel Funding Corp.:
$50,000,000	5.302% due 3/28/07 (a)(b)	$49,806,125
50,000,000	5.291% due 4/17/07 (a)(b)	49,661,208
	Anglesea Funding:
73,000,000	5.331% due 6/6/07 (a)	71,967,354
60,000,000	5.343% due 6/26/07 (a)	58,981,125
60,000,000	5.361% due 8/6/07 (a)	58,625,400
55,832,000	Atlantis One Funding Corp., 5.346% due 3/28/07 (a)	55,611,324
60,000,000	Atomium Funding Corp., 5.323% due 5/11/07 (a)	59,378,158
50,000,000	Bank of Ireland, 5.275% due 5/8/07 (a)	49,512,667
	Barclays Bank PLC:
60,000,000	5.330% due 3/26/07 (a)	59,780,833
60,000,000	5.330% due 3/27/07 (a)	59,772,067
60,000,000	5.321% due 3/30/07 (a)	59,746,250
	Bear Stearns Co.:
50,000,000	5.393% due 3/1/07 (c)	50,000,000
75,000,000	5.341% due 4/20/07 (a)	74,457,292
	Beethoven Funding Corp.:
70,000,000	5.341% due 3/14/07 (a)	69,866,533
66,866,000	5.341% due 3/15/07 (a)(b)	66,728,962
	Carrera Capital Financial Ltd.:
33,400,000	5.332% due 3/12/07 (a)(b)	33,346,421
64,000,000	5.329% due 4/27/07 (a)(b)	63,466,987
	Chesham Finance LLC:
60,000,000	5.332% due 3/1/07 (a)(b)	60,000,000
50,000,000	5.320% - 5.361% due 4/12/07 (a)(b)	49,695,500
60,000,000	5.287% due 8/28/07 (a)	58,455,000
	Cheyne Finance LLC:
70,000,000	5.337% due 3/20/07 (a)(b)	69,806,042
50,000,000	5.331% due 4/3/07 (a)(b)	49,762,125
50,000,000	5.302% due 4/23/07 (a)(b)	49,612,806
48,000,000	5.330% due 5/3/07 (a)(b)	47,558,160
	Cobbler Funding LLC:
55,000,000	5.407% due 3/20/07 (a)	54,847,314
46,533,000	5.353% due 7/19/07 (a)	45,593,809
50,000,000	East-Fleet Finance LLC, 5.302% due 3/14/07 (a)(b)	49,904,486
	Ebbets PLC:
60,000,000	5.339% due 3/30/07 (a)(b)	59,745,767
50,000,000	5.343% due 4/17/07 (a)(b)	49,657,292
60,000,000	5.330% due 5/2/07 (a)(b)	59,456,467
33,100,000	5.303% due 9/4/07 (a)(b)	32,212,810
	Ebury Finance Ltd.:
50,000,000	5.382% due 3/19/07 (a)(b)	49,869,000
44,000,000	5.341% due 4/17/07 (a)	43,698,417
55,000,000	5.352% due 8/2/07 (a)(b)	53,771,850

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	19

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper — 59.7% (continued)
$27,931,000	Edison Asset Securitization LLC, 5.291% due 3/30/07 (a)	$27,814,000
	Ford Credit Floorplan Motown:
61,900,000	5.362% due 5/29/07 (a)	61,090,469
	Master Owner Trust, Motown Notes:
35,000,000	Series 2002-1, 5.375% due 5/18/07 (a)	34,598,083
75,000,000	Series 2002-1A, 5.363% due 3/23/07 (a)	74,757,542
	Greyhawk Capital Corp.:
50,000,000	5.325% due 3/14/07 (a)	49,905,208
38,902,000	5.334% due 3/16/07 (a)	38,817,226
60,000,000	5.320% due 3/29/07 (a)	59,758,267
	Hudson Thames Capital Ltd.:
23,782,000	5.340% due 3/28/07 (a)	23,688,180
25,144,000	5.324% due 5/14/07 (a)(b)	24,872,654
50,000,000	ING U.S. Funding LLC, 5.296% due 4/4/07 (a)	49,754,444
75,252,000	Ivory Funding Corp., 5.332% due 3/15/07 (a)	75,097,775
60,000,000	K2 USA LLC, 5.327% due 4/30/07 (a)(b)	59,481,000
	Kaiserplatz Delaware:
50,155,000	5.321% due 3/6/07 (a)	50,118,429
50,000,000	5.344% due 3/16/07 (a)	49,890,208
66,635,000	5.326% due 5/14/07 (a)	65,915,213
60,000,000	Kestrel Funding PLC, 5.333% due 3/1/07 (a)(b)	60,000,000
50,000,000	Lexington Parker Capital Corp., 5.302% due 4/12/07 (a)	49,696,667
48,500,000	Macquarie Bank Ltd., 5.335% due 6/8/07 (a)	47,800,448
	Mica Funding LLC:
51,310,000	5.320% due 4/16/07 (a)(b)	50,965,140
50,000,000	5.361% due 8/9/07 (a)(b)	48,832,750
60,584,000	5.330% due 8/15/07 (a)(b)	59,122,579
	Morrigan TRR Funding LLC:
60,000,000	5.342% due 3/2/07 (a)(b)	59,991,217
80,000,000	5.321% due 3/14/07 (a)(b)	79,846,600
50,000,000	5.320% due 5/4/07 (a)(b)	49,539,555
60,000,000	5.329% due 8/28/07 (a)(b)	58,443,000
50,000,000	Natexis Banques Populaires U.S., 5.266% due 6/6/07 (a)	49,312,243
	New Center Asset Trust:
60,000,000	5.336% due 3/8/07 (a)	59,938,633
50,000,000	5.349% due 3/20/07 (a)	49,862,514
	North Sea Funding LLC:
85,000,000	5.340% due 3/15/07 (a)(b)	84,825,797
45,751,000	5.319% due 4/30/07 (a)(b)	45,350,679
50,000,000	Nyala Funding LLC, 5.340% due 5/15/07 (a)	49,458,333
	Orion Financial LLC:
35,000,000	5.328% due 3/1/07 (a)(b)	35,000,000
45,000,000	5.380% due 5/23/07 (a)(b)	44,459,255
40,000,000	5.333% due 6/13/07 (a)(b)	39,394,489
50,000,000	Paradigm Funding LLC, 5.370% due 3/26/07 (a)	49,817,708
26,875,000	Polonius Inc., 5.351% due 4/23/07 (a)	26,667,279

See Notes to Financial Statements.

20	Prime Cash Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper — 59.7% (continued)
	Premier Asset Collateralized Entity LLC:
$100,000,000	5.335% due 5/15/07 (b)(c)	$100,000,000
100,000,000	5.350% due 1/25/08 (b)(c)	99,990,959
80,000,000	Prudential PLC, 5.346% due 5/22/07 (a)	79,052,444
50,000,000	Silver Tower U.S. Funding, 5.396% due 4/27/07 (a)	49,584,375
60,000,000	Solitaire Funding LLC, 5.330% due 3/14/07 (a)	59,886,033
100,000,000	Tango Finance Corp., 5.323% due 6/21/07 (b)(c)	99,996,931
	Tasman Funding Inc.:
55,576,000	5.302% due 3/26/07 (a)	55,372,221
70,000,000	5.328% due 3/30/07 (a)	69,703,394
35,221,000	5.358% due 7/9/07 (a)	34,554,540
60,000,000	UBS Finance Delaware LLC, 5.270% due 7/30/07 (a)	58,702,658
	Westpac Banking Corp.:
60,000,000	5.300% due 7/9/07 (a)	58,873,333
60,000,000	5.335% due 7/11/07 (a)	58,851,600

	Total Commercial Paper	4,542,807,623

Liquidity Notes — 10.2%
24,045,000	Albis Capital Corp., 5.359% due 3/2/07 (a)	24,041,467
230,966,000	Foxboro Funding Ltd., 5.361% - 5.371% due 3/1/07 (a)(b)	230,966,000
	Mint II LLC:
53,000,000	5.400% due 3/29/07 (a)(b)	52,782,759
30,000,000	5.364% due 3/30/07 (a)(b)	29,872,641
50,000,000	5.326% due 4/26/07 (a)(b)	49,590,111
50,000,000	5.343% due 5/30/07 (a)(b)	49,342,500
60,000,000	5.394%, 5.355% due 6/28/07 (a)(b)	58,956,767
114,893,000	Park Granada LLC, 5.305% - 5.311% due 3/30/07 (a)	114,405,949
	Park Sienna LLC:
50,825,000	5.367% due 4/9/07 (a)	50,534,281
63,000,000	5.332% due 5/3/07 (a)	62,422,290
50,000,000	Windsor Funding Trust, 5.357% due 3/23/07 (a)(b)	49,838,514

	Total Liquidity Notes	772,753,279

Master Notes — 2.5%
	Morgan Stanley Master Note:
164,000,000	5.483% due 3/1/07	164,000,000
30,000,000	5.513% due 3/1/07	30,000,000

	Total Master Notes	194,000,000

Medium-Term Notes — 9.8%
50,000,000	Cheyne Finance LLC, 5.320% due 3/26/07 (b)(c)	49,999,309
100,000,000	K2 USA LLC, Medium-Term Notes, 5.325% due 8/15/07 (b)(c)	99,995,425
130,000,000	Links Finance LLC, 5.328% due 9/20/07 (b)(c)	129,994,577
50,000,000	Sigma Finance Inc., 5.337% due 6/29/07 (a)(b)	49,130,000
	Stanfield Victoria Finance Ltd.:
60,000,000	5.334% due 3/15/07 (a)(b)	59,878,667
100,000,000	Medium-Term Note, 5.320% due 5/15/07 (b)(c)	99,996,943

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	21

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security	Value

Medium-Term Notes — 9.8% (continued)
	Whistlejacket Capital Ltd.:
$30,000,000	5.320% due 6/12/07 (b)(c)	$29,998,341
50,000,000	5.315% due 7/25/07 (b)(c)	49,996,000
	White Pine Finance LLC:
82,907,000	5.314% due 3/29/07 (a)(b)	82,566,529
50,000,000	5.310% due 4/3/07 (b)(c)	49,999,109
42,000,000	5.320% due 9/12/07 (b)(c)	41,995,512

	Total Medium-Term Notes	743,550,412

Promissory Notes — 2.0%
	Goldman Sachs Group LP:
75,000,000	5.450% due 5/21/07	75,000,000
75,000,000	5.340% due 8/13/07	75,000,000

	Total Promissory Notes	150,000,000

Time Deposits — 15.7%
100,000,000	Calyon Grand Cayman, 5.350% due 3/1/07	100,000,000
281,044,000	JPMorgan Chase Bank Grand Cayman, 5.250% due 3/1/07	281,044,000
270,000,000	Key Bank USA NA, 5.375% due 3/1/07	270,000,000
270,000,000	SunTrust Grand Cayman Inc., 5.375% due 3/1/07	270,000,000
275,000,000	Wells Fargo Bank Grand Cayman, 5.250% due 3/1/07	275,000,000

	Total Time Deposits	1,196,044,000

	TOTAL INVESTMENTS — 99.9% (Cost — $7,599,155,314#)	7,599,155,314
	Other Assets in Excess of Liabilities — 0.1%	6,465,196

	TOTAL NET ASSETS — 100.0%	$7,605,620,510

(a)	Rate shown represents yield-to-maturity.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22	Prime Cash Reserves Portfolio 2007 Semi-Annual Report

Prime Cash Reserves Portfolio

Statement of Assets and Liabilities (February 28, 2007) (unaudited)

ASSETS:
Investments, at amortized cost	$7,599,155,314
Cash	648
Receivable from manager	93,422
Interest receivable	7,193,079

Total Assets	7,606,442,463

LIABILITIES:
Investment management fee payable	523,270
Trustees’ fees payable	215,049
Accrued expenses	83,634

Total Liabilities	821,953

Total Net Assets	$7,605,620,510

REPRESENTED BY:
Paid-in capital	$7,605,620,510

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	23

Prime Cash Reserves Portfolio

Statement of Operations (For the six months ended February 28, 2007) (unaudited)

INVESTMENT INCOME:
Interest (Note 1)	$180,141,321

EXPENSES:
Investment management fee (Note 2)	3,356,043
Trustees’ fees (Notes 2 and 6)	130,540
Legal fees	87,123
Custody fees	24,410
Audit and tax	14,450
Miscellaneous expenses	22,479

Total Expenses	3,635,045
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(278,719)
Fees paid indirectly (Note 1)	(423)

Net Expenses	3,355,903

Net Investment Income	176,785,418

Net Realized Loss on Investments	(7,412)

Increase in Net Assets From Operations	$176,778,006

See Notes to Financial Statements.

24	Prime Cash Reserves Portfolio 2007 Semi-Annual Report

Prime Cash Reserves Portfolio

Statements of Changes in Net Assets
For the six months ended February 28, 2007 (unaudited) and the year ended August 31, 2006
	2007	2006

OPERATIONS:
Net investment income	$176,785,418	$267,545,655
Net realized loss	(7,412)	(42,465)

Increase in Net Assets From Operations	176,778,006	267,503,190

CAPITAL TRANSACTIONS:
Proceeds from contributions	15,258,702,958	28,986,057,153
Value of withdrawals	(14,750,400,188)	(27,539,527,749)

Increase in Net Assets From Capital Transactions	508,302,770	1,446,529,404

Increase in Net Assets	685,080,776	1,714,032,594

NET ASSETS:
Beginning of period	6,920,539,734	5,206,507,140

End of period	$7,605,620,510	$6,920,539,734

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	25

Prime Cash Reserves Portfolio

Financial Highlights
For the years ended August 31, unless otherwise noted:

	2007(1)		2006	2005	2004	2003	2002(2)

Net Assets,
End of Period (millions)	$7,606		$6,921	$5,207	$4,522	$2,686	$1,226

Total Return(3)	2.68%		4.57%	2.54%	1.07%	1.33%	2.08%

Ratios to Average Net Assets:
Gross expenses	0.11	%(4) †	0.11%	0.12%	0.13%	0.19%	0.20	% (4)
Net expenses(5)(6)	0.10	(4)(7) †	0.10 (7)	0.10 (7)	0.10 (7)	0.11	0.15
Net investment income	5.27	(4)	4.49	2.53	1.08	1.27	1.77	(4)

(1)	For the six months ended February 28, 2007 (unaudited).

(2)	For the period June 3, 2002 (commencement of operations) to August 31, 2002.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Reflects fee waivers and/or expense reimbursements.

(6)	There was no impact to the expense ratio as a result of fees paid indirectly.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets other than interest, brokerage, taxes and extraordinary expenses, of the Portfolio will not exceed 0.10%.

†

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed (Note 6).

See Notes to Financial Statements.

26	Prime Cash Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified series of Institutional Portfolio (the “Trust”). The Trust is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2007, all investors in the Portfolio were funds advised by the manager of the Fund and/or its affiliates.

          Effective as of close of business, April 13, 2007, the Portfolio is a separate diversified series of Master Portfolio Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

          (c) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (d) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	27

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Portfolio pays investment management fees calculated daily and paid monthly at an annual rate of 0.10% of the Portfolio’s average daily net assets.

          LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

          During the six months ended February 28, 2007, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

          During the six months ended February 28, 2007, LMPFA waived a portion of its fee in the amount of $185,297. In addition, during the period ended February 28, 2007, the Portfolio was reimbursed for expenses amounting to $93,422.

          The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with LMPFA, all of whom receive remuneration for their services to the Portfolio from Legg Mason or its affiliates.

          During a special meeting in June 2006, the Portfolio’s Board approved a number of initiatives to streamline and restructure the fund complex. In that connection the Board voted to establish a mandatory retirement age of 75 for current Trustees, and 72 for all future Trustees and to allow current Trustees to elect to retire as of the date which Trustees elected in accordance with the Joint Proxy Statement commence service as Trustees of the realigned and consolidated Board (the “Effective Date”).

          On July 10, 2006, the Board also voted to amend its retirement plans to provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. Under the amended plan, Trustees electing to receive benefits under the amendments must waive all rights under the plan prior to amendment. Each fund overseen by the Board (including the Portfolio) will pay a pro rata share (based upon asset size) of such benefits. As of February 28, 2007, the Portfolio’s allocable share of benefits under this amendment are $114,617.

          Under the previous Retirement Plan (“the “Plan”), all Trustees who were not “Interested Persons” of the Portfolio, within the meaning of the 1940 Act, were required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attained age 75. Trustees were able to retire under the Plan before attaining the mandatory retirement age. Trustees who had served as Trustee of the Portfolio or any of the investment companies associated with LMPFA for at least ten years when they retired were eligible to receive the maximum retirement benefit under the previous Plan, subject to terms of the amended Plans. The maximum retirement benefit was an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the applicable Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts owed under the Plan were

28	Prime Cash Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

paid in installment or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan.

          Certain officers and one Trustee of the Portfolio are employees of Legg Mason or its affiliates and do not receive compensation from the Portfolio.

3.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	29

Notes to Financial Statements (unaudited) (continued)

          On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Board selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the Portfolio’s manager does not believe that this matter will have a material adverse effect on the Portfolio.

          This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

4.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described as in Note 3. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Portfolio’s management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Portfolio or the ability of the Portfolio’s manager and its affiliates to continue to render services to the Portfolio under their respective contracts.

5.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments

30	Prime Cash Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, the Portfolio’s manager believes that this matter is not likely to have a material adverse effect on the Portfolio.

6.	Special Investor Meeting and Reorganization

Investors of the Portfolio approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Portfolio will be recognized in the period during which the expense is incurred. Such expenses include obtaining investor votes for proposals relating to the initiatives noted above, the election of board members and the retirement of board members. The portions of these costs borne by the Portfolio and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

7.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Portfolio has determined that adopting FIN 48 will not have a material impact on the Portfolio’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	31

Schedule of Investments (February 28, 2007) (unaudited)

TAX FREE RESERVES PORTFOLIO

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 98.0%
Alabama — 0.1%
$1,500,000	A-1+	Stevenson, AL, IDB, Environmental Improvement Revenue, Mead Corp. Project, LOC-JPMorgan Chase, 3.600%, 3/7/07 (a)	$1,500,000

Alaska — 0.3%
4,435,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999-BB, LIQ-Bank of America, 3.800%, 3/1/07 (a)	4,435,000

Arizona — 1.6%
2,100,000	A-1+	Arizona Health Facilities Authority Revenue, Refunding Banner Health, Series C, FGIC-Insured, 3.500%, 3/7/07 (a)	2,100,000
8,700,000	A-1+	McAllister Academic Village Revenue, Arizona State University Project, Series A, AMBAC-Insured, SPA-State Street Bank & Trust, 3.490%, 3/7/07 (a)	8,700,000
15,905,000	A-1	Pine Ridge Village/Campus Heights LLC Arizona Revenue, Northern Arizona University Projects, FGIC-Insured, 3.530%, 3/7/07 (a)	15,905,000

		Total Arizona	26,705,000

Arkansas — 0.3%
5,100,000	A-1	Osceola, AR Solid Waste District Revenue, Plum Point Energy Associates LLC Project, LOC-Credit Suisse, 3.690%, 3/1/07 (a)	5,100,000

Colorado — 3.8%
		Colorado Educational & Cultural Facilities Authority:
1,050,000	VMIG1(b)	Akiba Academy of Dallas, LOC-Bank of America, 3.640%, 3/1/07 (a)	1,050,000
5,215,000	VMIG1(b)	Daughters of Israel Inc., LOC-Bank of America, 3.640%, 3/1/07 (a)	5,215,000
225,000	VMIG1(b)	JFMC Facilities Corp., LOC-Bank of America, 3.640%, 3/1/07 (a)	225,000
1,135,000	VMIG1(b)	Milwaukee Jewish Federation Inc., LOC-U.S. Bank NA, 3.640%, 3/1/07 (a)	1,135,000
		National Jewish Federal Program:
100,000	P-1(b)	Series A-8, LOC-Bank of America, 3.640%, 3/1/07 (a)	100,000
2,100,000	VMIG1(b)	Series B-3, LOC-National City Bank, 3.640%, 3/1/07 (a)	2,100,000
		Colorado Educational & Cultural Facilities Authority Revenue:
1,500,000	A-1+	National Jewish Federal Building Project, Series C-2, LOC-U.S. Bank N.A., 3.650%, 3/1/07 (a)	1,500,000
		National Jewish Federation Bond Program:
3,125,000	VMIG1(b)	Series A-1, LOC-Bank of America, 3.640%, 3/1/07 (a)	3,125,000
700,000	VMIG1(b)	Series A-7, LOC-Bank of America, 3.640%, 3/1/07 (a)	700,000
		Refunding:
2,400,000	VMIG1(b)	National Jewish Federal Building, Series D-1, LOC-JPMorgan Chase, 3.640%, 3/1/07 (a)	2,400,000
4,750,000	VMIG1(b)	National Jewish Federation Bond Program, Series C-3, LOC-U.S. Bank NA, 3.640%, 3/1/07 (a)	4,750,000
1,570,000	VMIG1(b)	Colorado Educational & Cultural Facilities Authority, Revenue, National Jewish Federal Bond Program, LOC-Bank of America, 3.640%, 3/1/07 (a)	1,570,000

See Notes to Financial Statements.

16	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Colorado — 3.8% (continued)
		Colorado Health Facilities Authority Revenue:
$19,400,000	A-1+	Catholic Health, Series B-3, SPA-Landesbank Hessen-Thuringen, 3.520%, 3/7/07 (a)	$19,400,000
20,000,000	A-1+	Sisters of Charity, 3.500%, 3/7/07 (a)	20,000,000

		Total Colorado	63,270,000

Delaware — 1.2%
18,000,000	VMIG1(b)	Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project, 3.670%, 3/1/07 (a)	18,000,000
1,005,000	A-1+	Kent County, DE, Delaware State University Student Housing, Series B, LOC-Wachovia Bank NA, 3.670%, 3/1/07 (a)	1,005,000
1,500,000	A-1+	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-Thuringen, 3.640%, 3/1/07 (a)	1,500,000

		Total Delaware	20,505,000

District of Columbia — 2.9%
2,450,000	VMIG1(b)	District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wachovia Bank, 3.570%, 3/7/07 (a)	2,450,000
		District of Columbia Revenue:
11,500,000	NR	3.580% due 3/8/07	11,500,000
265,000	A-1+	American Psychological Association, LOC-Bank of America, 3.690%, 3/1/07 (a)	265,000
1,600,000	VMIG1(b)	National Public Radio Inc., LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	1,600,000
9,000,000	A-1+	District of Columbia, GO, Series D-3, SPA-Depfa Bank PLC, FSA-Insured, 3.550%, 3/7/07 (a)	9,000,000
		Metropolitan Washington Airports Authority:
12,000,000	NR	3.720% due 6/7/07	12,000,000
12,000,000	NR	Series 2005-C, 3.680% due 3/20/07	12,000,000

		Total District of Columbia	48,815,000

Florida — 4.7%
850,000	VMIG1(b)	Florida Housing Finance Corp. Multi-Family Revenue, Refunding Mortgage Victoria Park, Series J-1, LIQ-FNMA, 3.650%, 3/1/07 (a)	849,992
7,400,000	A-1+	Florida State Department of Environmental Protection, Preservation Revenue, Everglades Restoration, Series B, AMBAC-Insured, SPA-State of Florida, Department of Financial Services, Division of Treasury, 3.510%, 3/7/07 (a)	7,400,000
15,000,000	A-1+	Highlands County, FL, Health Facilities Authority Revenue, Refunding, Hospital Adventist Health, Series A, FSA-Insured, SPA-Dexia Credit Local, 3.650%, 3/1/07 (a)	15,000,000
7,000,000	VMIG1(b)	Hillsborough County, FL, School Board COP, Series E, MBIA-Insured, SPA-Bank of America, 3.800%, 3/1/07 (a)(c)	7,000,000
505,000	A-1+	Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center Project, 3.600%, 3/1/07 (a)	505,000
3,300,000	VMIG1(b)	Jacksonville, FL, HFA, MFH, Revenue, Refunding, St. Augustine Apartments, LIQ-FNMA, 3.520%, 3/7/07 (a)	3,300,000
10,500,000	VMIG1(b)	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	10,500,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	17

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Florida — 4.7% (continued)
		Miami Dade County, FL:
$10,000,000	NR	3.650% due 6/1/07	$10,000,000
5,150,000	AAA	School Board, Series A, AMBAC-Insured, 5.000% due 4/1/07	5,156,254
6,000,000	F1+(d)	Palm Beach County, FL, EFA, Lynn University Project, LOC-Bank of America, 3.670%, 3/1/07 (a)	6,000,000
12,600,000	A-1+	West Orange, FL, Healthcare District, Series B, LOC-SunTrust Bank, 3.650%, 3/1/07 (a)	12,600,000

		Total Florida	78,311,246

Georgia — 4.9%
		Atlanta, GA:
		Airport Revenue:
2,500,000	A-1+	Refunding, General Series, MBIA-Insured, SPA-Landesbank Baden-Wurttemberg, 3.650%, 3/1/07 (a)	2,500,000
4,420,000	VMIG1(b)	Series 1626-X, FSA-Insured, LIQ-Morgan Stanley, 3.720%, 3/1/07 (a)(c)	4,420,000
7,000,000	NR	Water & Waste Water Revenue, 3.660% due 11/2/07	7,000,000
7,500,000	VMIG1(b)	Coweta County, GA, Development Authority Revenue, Metro Atlanta YMCA Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	7,500,000
6,000,000	VMIG1(b)	De Kalb County, GA, Development Authority, IDR, The Paideia School Inc. Project, LOC-SunTrust Bank, 3.660%, 3/7/07 (a)	6,000,000
6,600,000	VMIG1(b)	Floyd County, GA, Development Authority Revenue, Berry College Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	6,600,000
		Fulton County, GA, Development Authority Revenue:
18,000,000	A-1+	Piedmont Healthcare Inc., SPA-SunTrust Bank, 3.520%, 3/7/07 (a)	18,000,000
18,000,000	VMIG1(b)	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	18,000,000
9,000,000	VMIG1(b)	Westminster Schools Inc. Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	9,000,000
2,720,000	VMIG1(b)	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty Project, LOC-SunTrust Bank, 3.620%, 3/7/07 (a)(e)	2,720,000

		Total Georgia	81,740,000

Illinois — 11.7%
		Aurora, IL:
2,680,000	VMIG1(b)	Keson Industries Inc. Project, LOC-Harris Trust & Savings Bank, 3.810%, 3/1/07 (a)	2,680,000
5,000,000	A-1	IDR, Diamond Envelope Corp., LOC-Lasalle Bank N.A., 3.760%, 3/1/07 (a)	5,000,000
		Chicago, IL:
4,040,000	A-1+	John Hofuelster & Son Inc., 3.810%, 3/1/07 (a)	4,040,000
2,620,000	A-1+	Renaissance Center LP, Series A, LOC-Harris Trust & Savings Bank, 3.810%, 3/1/07 (a)	2,620,000
1,300,000	A-1+	Renaissance Center LP, Series B, LOC-Harris Bank, 3.810%, 3/1/07 (a)	1,300,000
		GO:
29,996,000	VMIG1(b)	Certificates, Series ZC-1, FGIC-Insured, 3.900%, 3/1/07 (a)(c)	29,996,000
3,415,000	A-1+	Neighborhoods Alive Project, Series 21-B, MBIA-Insured, SPA-Lloyds Bank PLC, 3.650%, 3/1/07 (a)	3,415,000
10,000,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.680%, 3/1/07 (a)	10,000,000

See Notes to Financial Statements.

18	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 11.7% (continued)
$21,320,000	A-1+	Multifamily Housing Revenue, Central Station Project, Series A, LIQ FAC-Fannie Mae, 3.720%, 3/1/07 (a)	$21,320,000
1,330,000	F1+(d)	O’Hare International Airport Revenue, PT-98, 3.730%, 3/1/07 (a)(c)(e)	1,330,000
3,000,000		Park District, Corp. Purpose TAN, 4.500% due 3/15/07	3,000,869
8,100,000	A-1+	Cook County, IL, GO, Capital Improvement Series E, SPA-Depfa Bank PLC, 3.650%, 3/1/07 (a)	8,100,000
9,360,000	A-1	Du Page County, IL, Revenue, Benet Academy Capital Building Project, LOC-LaSalle Bank NA, 3.680%, 3/1/07 (a)(c)	9,360,000
4,130,000	A-1+	Elmhurst, IL, Joint Community Accured Health Center, 3.660%, 3/1/07 (a)	4,130,000
3,375,000	A-1+	Fulton, IL, Drives-Inc., 3.810%, 3/1/07 (a)	3,375,000
2,100,000	VMIG1(b)	Grundy Kendall & Will Counties, IL, Community High School District 111, GO, Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.550%, 3/7/07 (a)	2,100,000
2,200,000	VMIG1(b)	Illinois EFA, Field Museum of Natural History, 3.550%, 3/7/07 (a)	2,200,000
		Illinois Finance Authority:
1,000,000	VMIG1(b)	Alexian Brothers Health Systems C, FSA-Insured, SPA-Harris Bank, 3.600%, 3/1/07 (a)	1,000,000
8,000,000	A-1	Saint Xavier University Project, LOC-Lasalle Bank N.A., 3.680%, 3/1/07 (a)	8,000,000
		Illinois Finance Authority Revenue:
4,125,000	VMIG1(b)	GO, Latin School Project, Series B, LOC-JPMorgan Chase, 3.700%, 3/1/07 (a)	4,125,000
19,000,000	VMIG1(b)	Loyola University Health, Series C, LOC-Charter One Bank FSB, 3.500%, 3/7/07 (a)	19,000,000
9,905,000	A-1	Resurrection Health, Series C, LOC-Lasalle Bank N.A., 3.630%, 3/1/07 (a)	9,905,000
1,625,000	A-1	Illinois Health Facilities Authority, Swedish Covenant Hospital, Series B, LOC-LaSalle Bank, 3.520%, 3/7/07 (a)	1,625,000
1,600,000	A-1+	Illinois Housing Development Authority, Multifamily Housing, Camelot, 3.570%, 3/7/07 (a)(e)	1,600,000
1,000,000	A-1+	Illinois Housing Development Authority Revenue, Danbury Court Apartment-Phase II-B, LOC-Federal Home Loan Bank, 3.730%, 3/1/07 (a)	1,000,000
10,250,000	A-1	Illinois State, GO, Series 534, FGIC-Insured, 3.690%, 3/1/07 (a)(c)	10,250,000
5,855,000	F1+(d)	Northern Illinois University, GO, P-Floats, PT-2640, FGIC-Insured, Credit Enhanced by Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	5,855,000
14,975,000	VMIG1(b)	Springfield, IL, Electric Revenue Municipal Building, Series 1618, MBIA-Insured, LIQ-Morgan Stanley, 3.690%, 3/1/07 (a)(c)	14,975,000
5,000,000	A-1+	University of Illinois, University Revenue, Refunding, UIC South Campus Project, Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.500%, 3/7/07 (a)	5,000,000

		Total Illinois	196,301,869

Indiana — 2.9%
6,000,000	A-1+	Indiana Health Facilities Financing Authority Revenue, Ascension Health, Series A-2, 3.620%, 6/1/07 (a)	6,000,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	19

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Indiana — 2.9% (continued)
$10,900,000	A-1+	Indiana State Finance Authority Environmental Revenue, Refunding, Improvement Ispat Inland Inc., LOC-Royal Bank of Scotland, 3.520%, 3/7/07 (a)	$10,900,000
21,980,000	A-1+	Indianapolis, IN, Local Public Improvement Bond Bank, Waterworks Project, Series G-3, MBIA-Insured, SPA-Depfa Bank PLC, 3.660%, 3/1/07 (a)	21,980,000
5,965,000	A-1+	Mitchell, IN, School Building Corp., GO, P-Floats PT-2727, MBIA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	5,965,000
3,000,000	A-1+	Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank N.A., 3.750%, 3/1/07 (a)	3,000,000

		Total Indiana	47,845,000

Iowa — 0.6%
2,500,000	A-1+	Iowa Finance Authority, Single Family Mortgage Bonds, 2004 Series B, 3.710%, 3/1/07 (a)	2,500,000
7,000,000	SP-1+	Iowa State, GO, 4.250% due 6/29/07	7,016,280

		Total Iowa	9,516,280

Kansas — 0.6%
		Kansas State Department of Transportation, Highway Revenue:
3,875,000	A-1+	Series B-1, LIQ-Pooled Money Investment Board, 3.630%, 3/1/07 (a)	3,875,000
7,000,000	A-1+	Series B-2, 3.630%, 3/1/07 (a)	7,000,000

		Total Kansas	10,875,000

Kentucky — 0.9%
		Berea, KY, Educational Facilities Revenue, Berea College Project:
2,600,000	VMIG1(b)	Series A, 3.660%, 3/1/07 (a)	2,600,000
1,180,000	VMIG1(b)	Series B, 3.660%, 3/1/07 (a)	1,180,000
11,115,000	VMIG1(b)	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Fifth Third Bank, 3.670%, 3/1/07 (a)	11,115,000

		Total Kentucky	14,895,000

Louisiana — 0.4%
3,400,000	P-1(b)	Calcasieu Parish Inc. Louisiana Industrial Development Board Revenue, Refunding-Hydroserve Westlake, LOC-JPMorgan Chase, 3.630%, 3/7/07 (a)(e)	3,400,000
4,100,000	A-1+	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal Revenue, WPT Corp. Project, LOC-Bank of America, 3.630%, 3/7/07 (a)	4,100,000

		Total Louisiana	7,500,000

Maine — 0.1%
2,060,000	A-1+	Maine Health & Higher EFA Revenue, Series B, AMBAC-Insured, SPA-KBC Bank N.V., 3.530%, 3/7/07 (a)	2,060,000

Maryland — 1.7%
10,000,000	NR	Anne Arundel County, MD, BAN, GO, TECP, Series A, SPA-Westdeutsche Landesbank, 3.600% due 4/5/07	10,000,000
10,000,000	NR	Baltimore County, MD, GO, Public Improvement, BAN, Series 95, TECP, LIQ-Westdeutsche Landesbank Girozentrale, 3.620% due 4/3/07	10,000,000

See Notes to Financial Statements.

20	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Maryland — 1.7% (continued)
$5,710,000	VMIG1(b)	Howard County, MD, Multi-Family Revenue, Sherwood Crossing Apartments, LIQ-FNMA, 3.650%, 3/1/07 (a)	$5,710,000
2,000,000	A-1+	Maryland State Stadium Authority Lease Revenue, Refunding-Baltimore Convention, SPA-Bank of New York, 3.640%, 3/1/07 (a)	2,000,000

		Total Maryland	27,710,000

Massachusetts — 0.3%
3,000,000	AAA	Massachusetts Municipal Wholesale Electric Co. Power Supply System Revenue, Series A, MBIA-Insured, Project 6, 5.000%, 7/1/07 (a)	3,012,062
1,000,000	A-1	Massachusetts State DFA Revenue, Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.630%, 3/1/07 (a)	1,000,000
1,015,000	A-1+	Massachusetts State HEFA, Revenue, Williams College, Series J, 3.600%, 3/1/07 (a)	1,015,000

		Total Massachusetts	5,027,062

Michigan — 1.1%
		Detroit, MI:
5,000,000	A-1+	Sewer Disposal, Revenue, Systems Second Lien, Series A, FGIC-Insured, SPA-Depfa Bank PLC, 3.650%, 3/1/07 (a)	5,000,000
		City School District GO:
1,960,000	A-1+	P Floats PT-3126, FSA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.710%, 3/1/07 (a)(c)	1,960,000
1,735,000	A-1+	Series 388, FGIC-Insured, 3.720%, 3/1/07 (a)(c)	1,735,000
1,000,000	A-1+	Ecorse, MI, Public School District GO, P Floats Pt-2680,
		FSA/Q-SBLF-Insured, Credit Enhanced by Merrill Lynch Capital Services Inc., 3.710%, 3/1/07 (a)(c)	1,000,000
6,865,000	F1+(d)	Michigan State Building Authority, P-Floats PT-2807, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.710%, 3/1/07 (a)(c)	6,865,000
1,195,000	A-1	Royal Oak Michigan Hospital Finance Authority Revenue, Refunding, William Beaumont, Series U, AMBAC-Insured, SPA-Morgan Stanley, 3.640%, 3/1/07 (a)	1,195,000

		Total Michigan	17,755,000

Minnesota — 2.9%
4,805,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada, 3.500%, 3/7/07 (a)	4,805,000
16,619,000	NR	Minneapolis St. Paul Metropolitan Airport Commission, MN, TECP, Series A, 3.550% due 3/8/07	16,619,000
5,000,000	VMIG1(b)	Minnetonka, MN, MFH Revenue, Refunding-Minnetonka Hills Apartments, LIQ-Fannie Mae, 3.670%, 3/1/07 (a)	5,000,000
3,725,000	VMIG1(b)	Oak Park Heights, MN, MFH Revenue, Refunding Housing Boutwells Landing, LIQ-Freddie Mac, 3.670%, 3/1/07 (a)	3,725,000
17,500,000	A-1	University of Minnesota, Series A, SPA-Landesbank Hessen-Thuringen, 3.500%, 3/7/07 (a)	17,500,000

		Total Minnesota	47,649,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	21

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Mississippi — 0.6%
$9,400,000	A-1+	Mississippi Development Bank Special Obligation, Wilkinson County Correction Facility, Series B, FGIC-Insured, SPA-Royal Bank of Canada, 3.660%, 3/1/07 (a)	$9,400,000

Missouri — 0.2%
2,500,000	A-1	Kansas City, MO, IDA, MFH Revenue, Clay Terrace Apartments Project, LOC-Lasalle Bank N.A., 3.730%, 3/1/07 (a)	2,500,000
1,000,000	A-1+	Missouri State HEFA, Washington University, Series B, SPA-Dexia Credit Local, 3.640%, 3/1/07 (a)	1,000,000

		Total Missouri	3,500,000

Nebraska — 3.0%
1,320,000	A-1+	Nebraska Investment Finance Authority Single Family Housing Revenue, Series C, SPA-FHLB, 3.580%, 3/7/07 (a)	1,320,000
12,000,000	NR	Nebraska Public Power District, Series A, 3.520% due 3/5/07	12,000,000
36,700,000	NR	Omaha Public Power District, 3.580% due 3/2/07	36,700,000

		Total Nebraska	50,020,000

Nevada — 2.4%
32,900,000	NR	Las Vegas Valley Water District, 3.630% due 3/5/07	32,900,000
6,500,000	VMIG1(b)	Nevada Housing Division, Multi-Family Unit Housing, Mesquite Apartments B, 3.580%, 3/7/07 (a)	6,500,000

		Total Nevada	39,400,000

New Jersey — 1.7%
5,985,000	F1+(d)	Moorestown Township, NJ School District, GO, P-Floats PT-2777, MBIA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.680%, 3/1/07 (a)(c)	5,985,000
4,605,500	F1+(d)	New Jersey Health Care Facilities Financing Authority Revenue, Series 961, FGIC-Insured, 3.670%, 3/1/07 (a)(c)	4,605,500
4,953,500	F1+(d)	New Jersey Transportation Trust Fund Authority, Floaters, Series 941D, FSA-CR-Insured, Credit Enhanced by Morgan Stanley, 3.670%, 3/1/07 (a)(c)	4,953,500
13,600,000	VMIG1(b)	University Medicine & Dentistry, NJ, Series B, AMBAC-Insured, LOC-Bank of America, 3.650%, 3/1/07 (a)	13,600,000

		Total New Jersey	29,144,000

New York — 0.8%
975,000	A-1+	Metropolitan Transportation Authority of New York Revenue, Refunding, Series D-1, FSA-Insured, SPA-Westdeutsche Landesbank, 3.610%, 3/1/07 (a)	975,000
		New York City, NY, TFA:
		New York City Recovery Project Revenue, Series 1:
5,735,000	A-1+	Subordinated 1A, LIQ-Landesbank Hessen-Thuringen, 3.500%, 3/7/07 (a)	5,735,000
300,000	A-1+	Subordinated Series 1-C, LIQ-JPMorgan Chase, 3.600%, 3/1/07 (a)	300,000
200,000	A-1+	Subordinated Series 2-F, LIQ-Bayerische Landesbank, 3.610%, 3/1/07 (a)	200,000

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New York — 0.8% (continued)
$2,200,000	VMIG1(b)	New York State Housing Finance Agency, 750 Sixth Avenue, Series A, FNMA-Collateralized, 3.540%, 3/7/07 (a)(e)	$2,200,000
3,985,000	A-1+	New York, NY, TFA Revenue, Future Tax Secured, Series A-2, SPA-JPMorgan Chase, 3.500%, 3/7/07 (a)	3,985,000

		Total New York	13,395,000

North Carolina — 5.2%
3,000,000	A-1+	Charlotte, NC, GO, SPA-KBC Bank NV, 3.650%, 3/1/07 (a)	3,000,000
20,000,000	A-1+	Charlotte, NC, Water & Sewer System Revenue, Series B, SPA-Depfa Bank PLC, 3.640%, 3/1/07 (a)	20,000,000
		Mecklenburg County, NC, COP:
6,500,000	A-1	Series A, LOC-Landesbank Hessen-Thuringen, 3.600%, 3/1/07 (a)	6,500,000
3,800,000	A-1+	SPA-Depfa Bank PLC, 3.640%, 3/1/07 (a)	3,800,000
		New Hanover County, NC:
6,750,000	A-1+	GO, SPA-Wachovia Bank, 3.700%, 3/1/07 (a)	6,750,000
9,700,000	A-1+	Hospital Revenue, Refunding, New Hanover Regional, Series A-1, FSA-Insured, SPA-Wachovia Bank, 3.510%, 3/7/07 (a)	9,700,000
15,000,000	A-1+	North Carolina State Education Assistance Authority, Student Loan, Series A-1, AMBAC-Insured, SPA-Royal Bank of Canada, 3.700%, 3/1/07 (a)	15,000,000
1,118,000	A-1+	North Carolina State, GO, Public Improvement Series D, SPA-Landesbank Hessen-Thuringen, 3.530%, 3/7/07 (a)	1,118,000
20,850,000	A-1+	Wake County, NC, GO, Series B, SPA-Landesbank Hessen-Thuringen, 3.640%, 3/1/07 (a)	20,850,000

		Total North Carolina	86,718,000

Ohio — 3.9%
830,000	A-1+	Cleveland-Cuyahoga County, OH, Port Authority Revenue, 96th Research Building Project, LOC-Fifth Third Bank, 3.550%, 3/7/07 (a)	830,000
		Franklin County, OH, Hospital Revenue, The Childrens Hospital Project:
10,000,000	VMIG1(b)	AMBAC-Insured, 3.650%, 3/1/07 (a)	10,000,000
17,245,000	VMIG1(b)	AMBAC-Insured, SPA-National City Bank, 3.650%, 3/1/07 (a)	17,245,000
4,900,000	VMIG1(b)	Greene County, OH, Sewer System Revenue, Series 1610, AMBAC-Insured, LIQ-Morgan Stanley, 3.690%, 3/1/07 (a)(c)	4,900,000
7,500,000	A-1+	Montgomery County, OH, Revenue, Catholic Health, Series B-2, 3.500%, 3/7/07 (a)	7,500,000
7,850,000	A-1+	Ohio State, Air Quality Development Authority, PCR, Refunding, LOC-KeyBank, 3.520%, 3/7/07 (a)	7,850,000
		Ohio State, Air Quality Development Authority Revenue:
9,000,000	A-1+	Akron Steel, Series A, LOC-ABN AMRO Bank NV, 3.610%, 3/7/07 (a)(e)	9,000,000
2,000,000	A-1+	Refunding Ohio Edison Project, Series A, LOC-Wachovia Bank N.A., 3.530%, 3/7/07 (a)	2,000,000
3,535,000	A-1+	Ohio State, GO, Common Schools, Series A, 3.530%, 3/7/07 (a)	3,535,000
3,000,000	A-1+	University Toledo OH General Receipts Bonds, FGIC-Insured, SPA-U.S. Bank NA, 3.640%, 3/1/07 (a)	3,000,000

		Total Ohio	65,860,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	23

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Oklahoma — 1.0%
$4,300,000	A-2	Oklahoma Development Finance Authority Revenue, ConocoPhillips Co. Project, 3.600%, 12/1/07 (a)	$4,300,000
12,000,000	A-1+	Oklahoma State Student Loan Authority Revenue, Student Loan Bonds & Notes, Series A, MBIA-Insured, 3.550%, 3/7/07 (a)(e)	12,000,000

		Total Oklahoma	16,300,000

Oregon — 0.6%
2,800,000	A-1+	Oregon State, GO, Veterans Welfare, Series 86, SPA-Dexia Credit Local, 3.630%, 3/1/07 (a)	2,800,000
6,800,000	A-1+	Port of Portland Special Obligation Revenue, Horizon Air Insurance Inc. Project, LOC-Bank of America NA, 3.710%, 3/1/07 (a)(e)	6,800,000

		Total Oregon	9,600,000

Pennsylvania — 9.6%
6,650,000	A-1+	Allegheny County, PA, Higher Education Building Authority University Revenue, Carnegie Mellon University, SPA-Landesbank Hessen-Thuringen, 3.640%, 3/1/07 (a)	6,650,000
6,500,000	VMIG1(b)	Central York School District, GO, Series A, FSA-Insured, 3.670%, 3/1/07 (a)	6,500,000
2,100,000	VMIG1(b)	Chester County, PA, IDA Revenue, Archdiocese of Philadelphia, 3.640%, 3/1/07 (a)	2,100,000
12,215,000	F1+(d)	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury Obligated Group, LOC-KBC Bank N.V., 3.670%, 3/1/07 (a)	12,215,000
4,725,000	A-1+	Delaware County Authority, PA, Dunwoody Village Inc., LOC-Citizens Bank of PA, 3.660%, 3/1/07 (a)	4,725,000
6,500,000	A-1+	Harrisburg, PA, Authority School Revenue, Harrisburg Project, AMBAC-Insured, SPA-Westdeutsche Landesbank AG, 3.650%, 3/1/07 (a)	6,500,000
1,925,000	VMIG1(b)	Lancaster County, PA, GO, FSA-Insured, 3.660%, 3/1/07 (a)	1,924,996
8,000,000	A-1	Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A., 3.670%, 3/1/07 (a)	8,000,000
6,950,000	VMIG1(b)	Middletown, PA, Area School District, FSA-Insured, SPA-RBC Centura Bank, 3.670%, 3/1/07 (a)	6,950,000
		Montgomery County, PA IDA Revenue, Philadelphia Presbyterian Homes:
5,890,000	A-1+	Series A, LOC-Wachovia Bank N.A., 3.680%, 3/1/07 (a)	5,890,000
5,400,000	A-1+	Series B, LOC-Wachovia Bank N.A., 3.680%, 3/1/07 (a)	5,400,000
6,785,000	A-1+	New Garden, PA, General Authority Revenue, Pooled Financing Program, Series II, FSA-Insured, SPA-Bank of Nova Scotia, 3.630%, 3/1/07 (a)	6,785,000
4,260,000	VMIG1(b)	North Pennsylvania Water Authority, FGIC-Insured, SPA-Depfa Bank PLC, 3.670%, 3/1/07 (a)	4,260,000
6,000,000	A-1	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, Shippingport Project, Series A, LOC-PNC Bank, 3.610%, 3/7/07 (a)	6,000,000
2,500,000	A-1	Pennsylvania Economic Development Financing Authority Revenue, Series C-1, LOC-PNC Bank N.A., 3.730%, 3/1/07 (a)	2,500,000
6,745,000	A-1+	Pennsylvania State GO, PA 895, FGIC-Insured, 3.700%, 3/1/07 (a)(c)	6,745,000
4,995,000	A-1+	Pennsylvania State Turnpike Community Oil Franchise Tax Revenue, Series 366, MBIA-Insured, 3.700%, 3/1/07 (a)(c)	4,995,000

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 9.6% (continued)
		Philadelphia, PA:
$1,200,000	A-1	Authority for Industrial Development Facilities Revenue, Marketplace Redwood Project A, AMBAC-Insured,SPA-Landesbank Baden-Wurttemberg, 3.710%, 3/1/07 (a)(e)	$1,200,000
		Authority for Industrial Development Revenue:
4,880,000	VMIG1(b)	Newcourtland Elder Services Project, LOC-PNC Bank N.A., 3.640%, 3/1/07 (a)	4,880,000
3,400,000	VMIG1(b)	The Franklin Institute Project, LOC-Bank of America, 3.670%, 3/1/07 (a)	3,400,000
17,000,000	A-1+	Gas Works Revenue, Sixth Series, SPA-JPMorgan Chase, Bank of Nova Scotia, Wachovia Bank, 3.650%, 3/1/07 (a)	17,000,000
		Hospitals and Higher EFA:
1,700,000	A-1+	Children’s Hospital Project, Series A, SPA-JPMorgan Chase & Westdeutsche Landesbank, 3.640%, 3/1/07 (a)	1,700,000
10,750,000	A-1	Hospital Revenue, Temple University Health, Series B, LOC-PNC Bank, 3.680%, 3/1/07 (a)	10,750,000
14,500,000	A-1+	Temple University Health, Series A, LOC-Wachovia Bank, 3.710%, 3/1/07 (a)	14,500,000
6,230,000	VMIG1(b)	Phoenixville, PA, Area School District, GO, FSA-Insured, SPA-Wachovia Bank N.A., 3.670%, 3/1/07 (a)	6,230,000
3,300,000	A-1+	Saint Mary Hospital Authority Bucks County, Catholic Health, Series C, 3.500%, 3/7/07 (a)	3,300,000

		Total Pennsylvania	161,099,996

South Carolina — 2.0%
6,700,000	A-1+	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03, LOC-SunTrust Bank, 3.660%, 3/1/07 (a)	6,700,000
8,700,000	F1+(d)	South Carolina EFA for Private Non Profit Institutions, Columbia College Project, LOC-Bank of America, 3.720%, 3/1/07 (a)	8,700,000
		South Carolina Jobs EDA:
4,875,000	A-1+	Hospital Facilities Revenue, Sisters Charity Providence Hospital, LOC-Wachovia Bank, 3.670%, 3/1/07 (a)	4,875,000
7,000,000	VMIG1(b)	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank, 3.570%, 3/7/07 (a)(e)	7,000,000
3,745,000	A-1+	South Carolina State Housing Finance & Development Authority Multi-Family Revenue, Rental Housing, Rocky Creek, LOC-Wachovia Bank, 3.720%, 3/1/07 (a)	3,745,000
2,470,000	A-1	South Carolina Transportation Infrastructure Bank Revenue, Series 316, AMBAC-Insured, 3.700%, 3/1/07 (a)(c)	2,470,000

		Total South Carolina	33,490,000

South Dakota — 0.4%
6,210,000	A-1+	South Dakota Economic Development Finance Authority, Hastings Filters Inc., 3.810%, 3/1/07 (a)	6,210,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	25

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Tennessee — 3.6%
		Blount County, TN, Public Building Authority, Local Government Public Improvement:
$1,000,000	VMIG1(b)	Series A-1B, AMBAC-Insured, LOC-KBC Bank NV, 3.640%, 3/1/07 (a)	$1,000,000
1,470,000	VMIG1(b)	Series A-2F, LOC-KBC Bank NV, 3.640%, 3/1/07 (a)	1,470,000
1,600,000	VMIG1(b)	Series A-3A, AMBAC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.640%, 3/1/07 (a)	1,600,000
2,100,000	VMIG1(b)	Series A-1-F, AMBAC-Insured, LOC-KBC Bank NV, 3.640%, 3/1/07 (a)	2,100,000
2,630,000	VMIG1(b)	Jackson, TN, Energy Authority, Gas System Revenue, LIQ-SunTrust Bank, FSA-Insured, 3.510%, 3/7/07 (a)	2,630,000
2,000,000	AA	Knoxville, TN, GO, Refunding Series B, 5.000% due 5/1/07	2,004,894
8,500,000	A-1+	Marion County, TN, Industrial & Environmental Development Board, Valmont Industries Inc. Project, LOC-Wachovia Bank N.A., 3.720%, 3/1/07 (a)	8,500,000
13,790,000	A-1+	Memphis, TN, Electric Systems Revenue, Series 378, MBIA-Insured, LIQ-JPMorgan Chase, 3.700%, 3/1/07 (a)(c)	13,790,000
2,390,000	VMIG1(b)	Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Revenue, Educational Facilities, Belmont University Project, LOC-SunTrust Bank, 3.510%, 3/7/07 (a)	2,390,000
4,250,000	VMIG1(b)	Morristown, TN, Industrial Development Board Revenue, Industrial Automotive Products, LOC-Landesbank Baden, 3.760%, 3/1/07 (a)(e)	4,250,000
6,600,000	VMIG1(b)	Sevier County, TN, Public Building Authority, Local Government Public Improvement, Series VI, Class D-2, 3.640%, 3/1/07 (a)	6,600,000
7,000,000	VMIG1(b)	Sumner County, TN, GO, Jail Capital Outlay Extension Notes, LOC-SunTrust Bank, 3.510%, 3/7/07 (a)	7,000,000
7,230,000	VMIG1(b)	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue, Tusculum College Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	7,230,000

		Total Tennessee	60,564,894

Texas — 12.2%
8,625,000	A-1+	Austin, TX, Water & Wastewater System Revenue, FSA-Insured, SPA-Landesbank Baden-Wurttemberg, 3.680%, 3/1/07 (a)	8,625,000
		Dallas, TX, Area Rapid Transit:
15,595,000	NR	3.600% due 3/8/07	15,595,000
25,000,000	NR	3.720% due 3/8/07	25,000,000
15,300,000	A-1+	Denton, TX, ISD, GO, School Building, Series B, SPA-Bank of America N.A., 3.680%, 3/1/07 (a)	15,300,000
2,265,000	F1+(d)	Garland, TX Electric System Revenue, P Floats Pt-2677, FSA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	2,265,000
1,700,000	VMIG1(b)	Harris County, TX, Health Facilities Development Corp. Revenue, YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.640%, 3/1/07 (a)	1,700,000
14,000,000		Houston, TX, TECP, Series A, 3.550% due 3/13/07	14,000,000
15,520,000	VMIG1(b)	Houston, TX, Utilities System Revenue, Series 1613, MBIA-Insured, LIQ-Morgan Stanley Municipal Funding Inc., 3.690%, 3/1/07 (a)(c)	15,520,000
5,545,000	F1+(d)	McKinney, TX GO, P-Floats PT-2722, 3.720%, 3/1/07 (a)(c)	5,545,000
15,700,000	A-1+	North Texas Throughway Authority Dallas North Throughway System Revenue, Series B, FSA-Insured, 3.550%, 3/7/07 (a)	15,700,000
10,000,000	A-1+	North Texas Tollway Authority, Dallas North Thruway Systems Authority, Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.550%, 3/7/07 (a)	10,000,000

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 12.2% (continued)
$7,270,000	A-1+	Nueces River Authority, Water Supply Revenue, Pt-2821, FSA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	$7,270,000
635,000	A-1+	Tarrant County, TX, Health Facilities Development Corp. Revenue, Adventist/Sunbelt, Series A, LOC-SunTrust Bank, 3.650%, 3/1/07 (a)	635,000
5,500,000	NR	Texas State, PFA, TECP, Series 2002A, 3.600% due 3/6/07	5,500,000
17,110,000	SP-1+	Texas State, TRAN, GO, 4.500% due 8/31/07	17,188,539
1,650,000	NR	Texas Technical University Revenue Financing System, TECP, Series A, 3.600% due 4/4/07	1,650,000
13,145,000	F1+(d)	University of North Texas University Revenue, Series 1587, MBIA-Insured, LIQ-Morgan Stanley, 3.690%, 3/1/07 (a)(c)	13,145,000
10,000,000	F1+(d)	Waxahachie, TX, ISD, GO, Series 1604, PSF-Insured, LIQ-Morgan Stanley, 3.690%, 3/1/07 (a)(c)	10,000,000
20,000,000	A-1+	Weatherford, TX, ISD, Series A, PSF-GTD-Insured, SPA-Depfa Bank PLC, 3.820%, 8/1/07 (a)	20,000,000

		Total Texas	204,638,539

Utah — 4.4%
		Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
2,300,000	A-1+	Series A, SPA-JPMorgan Chase, 3.640%, 3/1/07 (a)	2,300,000
4,100,000	A-1+	Series B, 3.650%, 3/1/07 (a)	4,100,000
		Utah Housing Corp. Single Family Mortgage Revenue:
8,270,000	A-1+	Series A-1, Class I, SPA-Westdeutsche Landesbank, 3.580%, 3/7/07 (a)	8,270,000
2,185,000	A-1+	Series B, Class I, SPA-Westdeutsche Landesbank, 3.580%, 3/7/07 (a)	2,185,000
4,905,000	A-1+	Series D, Class 1, LIQ-Bayerische Landesbank, 3.580%, 3/7/07 (a)	4,905,000
7,360,000	VMIG1(b)	Series D-1, Class I, SPA-FHLB, 3.580%, 3/7/07 (a)	7,360,000
4,160,000	A-1+	Series F-1, Class 1, SPA-Depfa Bank PLC, 3.580%, 3/7/07 (a)	4,160,000
2,400,000	VMIG1(b)	Series F-1, Class I, SPA-FHLB, 3.580%, 3/7/07 (a)(e)	2,400,000
9,765,000	A-1+	Series G, LIQ-Depfa Bank PLC, 3.580%, 3/7/07 (a)	9,765,000
13,080,000	A-1+	Series I, LIQ-Bayerische Landesbank, 3.580%, 3/7/07 (a)	13,080,000
1,885,000	A-1+	Utah State Housing Finance Agency, Single Family Mortgage, Series F-2, Class I, SPA-Bayerische Landesbank, 3.580%, 3/7/07 (a)	1,885,000
7,685,000	F1+(d)	Utah Water Finance Agency Revenue, P-Floats PT-2740, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	7,685,000
5,175,000	A-1+	Weber County, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA-Westdeutsche Landesbank, 3.640%, 3/1/07 (a)	5,175,000

		Total Utah	73,270,000

Virginia — 0.4%
		Virginia College Building Authority, VA, Educational Facilities Revenue:
1,710,000	A-1+	21st Century College, Series C, SPA-Wachovia Bank N.A., 3.600%, 3/1/07 (a)	1,710,000
4,935,000	A-1	Series 134, FSA-Insured, 3.700%, 3/1/07 (a)(c)	4,935,000

		Total Virginia	6,645,000

Washington — 0.9%
2,600,000	F1+(d)	Everett, WA, GO, LOC-Bank of America, 3.720%, 3/1/07 (a)	2,600,000
4,825,000	F1+(d)	Pierce County, WA, GO, Series 2840, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	4,825,000
3,300,000	F1+(d)	Washington State GO, Series 438Z, MBIA-Insured, 3.700%, 3/1/07 (a)(c)	3,300,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	27

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Washington — 0.9% (continued)
$1,300,000	A-1+	Washington State Health Care Facilities Authority Revenue, Catholic Health, Series B, SPA-JPMorgan Chase, 3.520%, 3/7/07 (a)	$1,300,000
3,500,000	VMIG1(b)	Washington State Housing Finance Commission Non-Profit Revenue, Eastside Catholic School, Series A, LOC-Keybank N.A., 3.690%, 3/1/07 (a)	3,500,000

		Total Washington	15,525,000

West Virginia — 0.0%
400,000	A-1+	Marshall County, WV, PCR, Updates, Mountaineer Carbon Co., 3.640%, 3/1/07 (a)	400,000

Wisconsin — 1.6%
5,910,000	F1+(d)	D C Everest, WI, Area School District, GO, P-Floats Pt-2772, FSA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	5,910,000
4,995,000	A-1+	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank N.A., 3.790%, 3/1/07 (a)(e)	4,995,000
7,600,000	A-1	Wisconsin HEFA, AMBAC-Insured, SPA-Morgan Stanley, 3.650%, 3/1/07 (a)	7,600,000
7,500,000	VMIG1(b)	Wisconsin State, HEFA Revenue, Jewish Home and Care Center, LOC-JPMorgan Chase, 3.700%, 3/1/07 (a)	7,500,000

		Total Wisconsin	26,005,000

Wyoming — 0.5%
8,000,000	VMIG1(b)	Sweetwater, WY, Memorial Hospital Project, LOC-Keybank NA, 3.540%, 3/7/07 (a)	8,000,000

		TOTAL INVESTMENTS — 98.0% (Cost — $1,636,700,886#)	1,636,700,886
		Other Assets in Excess of Liabilities — 2.0%	34,210,428

		TOTAL NET ASSETS — 100.0%	$1,670,911,314

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)

Variable rate demand obligations have a demand feature under which the Portfolio can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody’s Investors Service.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Rating by Fitch Ratings Service.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Please see pages 30 and 31 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	—	Ambac Assurance Corporation
BAN	—	Bond Anticipation Notes
COP	—	Certificate of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FGIC	—	Financial Guaranty Insurance Company
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GO	—	General Obligation

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Board
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
SPA	—	Standby Bond Purchase Agreement
TAN	—	Tax Anticipation Notes
TECP	—	Tax Exempt Commercial Paper
TFA	—	Transitional Finance Authority
TRAN	—	Tax and Revenue Anticipation Notes

Summary of Investments by Industry* (unaudited)

Hospitals	16.8%
General Obligation	15.3
Education	14.9
Transportation	10.0
Industrial Development	7.1
Water & Sewer	7.1
Miscellaneous	6.8
Utilities	5.0
Housing: Multi-Family	4.0
Housing: Single-Family	3.8
Public Facilities	3.4
Life Care Systems	1.7
Pollution Control	1.6
Finance	0.9
Electric	0.8
Solid Waste	0.6
Tax Allocation	0.2

100.0%

*As a percentage of total investments. Please note that Portfolio holdings are as of February 28, 2007 and are subject to change.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	29

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC, CC
and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

30	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Bond Ratings (unaudited) (continued)

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+)sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	31

  Tax Free Reserves Portfolio

Statement of Assets and Liabilities (February 28, 2007) (unaudited)

ASSETS:
Investments, at amortized cost	$1,636,700,886
Cash	2,014
Receivable for securities sold	27,414,479
Interest receivable	7,107,136
Receivable from manager	45,111

Total Assets	1,671,269,626

LIABILITIES:
Investment management fee payable	177,536
Trustees’ fees payable	106,603
Accrued expenses	74,173

Total Liabilities	358,312

Total Net Assets	$1,670,911,314

REPRESENTED BY:
Paid-in capital	$1,670,911,314

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2007 Semi-Annual Report

  Tax Free Reserves Portfolio

Statement of Operations (For the six months ended February 28, 2007) (unaudited)

INVESTMENT INCOME:
Interest (Note 1)	$27,041,817

EXPENSES:
Investment management fee (Note 2)	1,131,323
Trustees’ fees (Notes 2 and 6)	59,140
Legal fees	54,044
Audit and tax	13,967
Custody fees	6,924
Shareholder reports	1,375
Miscellaneous expenses	2,253

Total Expenses	1,269,026
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(137,069)
Fees paid indirectly (Note 1)	(659)

Net Expenses	1,131,298

Net Investment Income	25,910,519

Net Realized Gain on Investments	10,015

Increase in Net Assets From Operations	$25,920,534

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	33

  Tax Free Reserves Portfolio

Statements of Changes in Net Assets

For the six months ended February 28, 2007 (unaudited) and the year ended August 31, 2006
	2007	2006

OPERATIONS:
Net investment income	$25,910,519	$62,504,695
Net realized gain (loss)	10,015	(33,798)

Increase in Net Assets From Operations	25,920,534	62,470,897

CAPITAL TRANSACTIONS:
Proceeds from contributions	1,840,618,753	6,170,239,041
Value of withdrawals	(1,875,632,852)	(6,813,869,686)

Decrease in Net Assets From Capital Transactions	(35,014,099)	(643,630,645)

Decrease in Net Assets	(9,093,565)	(581,159,748)
NET ASSETS:
Beginning of period	1,680,004,879	2,261,164,627

End of period	$1,670,911,314	$1,680,004,879

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Tax Free Reserves Portfolio

Financial Highlights

For the years ended August 31, unless otherwise noted:

	2007(1)		2006	2005	2004	2003	2002

Net Assets, End of Period (000s)	$1,671		$1,680	$2,261	$1,515	$1,511	$1,465

Total Return(2)	1.97%		3.05%	1.88%	0.91%	1.17%	1.72%

Ratios to Average Net Assets:
Gross expenses	0.17	%(3)(4)	0.17%	0.23%	0.23%	0.24%	0.24%
Net expenses(5)(6)(7)	0.15	(3)(4)	0.15	0.15	0.15	0.15	0.15
Net investment income	3.44	(3)	2.99	1.95	0.90	1.14	1.64

(1)	For the six months ended February 28, 2007 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.16% and 0.15%, respectively (Note 6).

(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets other than interest, brokerage, taxes and extraordinary expenses, of the Portfolio will not exceed 0.15%.

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	35

Notes to Financial Statements (unaudited)

1.      Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2007, all investors in the Portfolio were funds advised by the manager of the fund or its affiliates.

          Effective as of close of business, April 13, 2007, the Portfolio is a no-load, non-diversified series of Master Portfolio Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act as an open-end management investment company.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations, other than expenses specifically assumed by the manager.

          (c) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses in the Statement of Operations.

          (d) Income Taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

36	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.      Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Portfolio pays investment management fees calculated daily and paid monthly at an annual rate of 0.15% of the Portfolio’s average daily net assets.

          LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Portfolio. For its services LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

          During the six months ended February 28, 2007, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets.

          During the six months ended February 28, 2007, LMPFA waived a portion of its fee in the amount of $91,958. In addition, during the six months ended February 28, 2007, the Portfolio was reimbursed for expenses amounting to $45,111.

          The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with LMPFA, all of whom receive remuneration for their services to the Portfolio from Legg Mason or its affiliates.

          During a special meeting in June 2006, the Portfolio’s Board approved a number of initiatives to streamline and restructure the fund complex. In that connection, the Board voted to establish a mandatory retirement age of 75 for current Trustees, and 72 for all future Trustees and to allow current Trustees to elect to retire as of the date which Trustees elected in accordance with the Joint Proxy Statement commence service as Trustees of the realigned and consolidated Board (the “Effective Date”).

          On July 10, 2006, the Board also voted to amend its retirement plans to provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. Under the amended plan, Trustees electing to receive benefits under the amendments must waive all rights under the plan prior to amendment. Each fund overseen by the Board (including the Portfolio) will pay a pro rata share (based upon asset size) of such benefits. As of February 28, 2007, the Portfolio’s allocable share of benefits under this amendment is $61,492.

          Under the previous Retirement Plan (the “Plan”), all Trustees who were not “Interested Persons” of the Portfolio, within the meaning of the 1940 Act, were required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attained age 75. Trustees were able to retire under the Plan before attaining the mandatory retirement age. Trustees who had served as Trustee of the Trust or any of the investment companies associated with LMPFA for at least ten years when they retired were eligible to receive the maximum retirement benefit under the previous Plan, subject to the terms of the amended plans. The maximum retirement benefit was an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts owed under the Plan may be paid in

Tax Free Reserves Portfolio 2007 Semi-Annual Report	37

Notes to Financial Statements (unaudited) (continued)

installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan.

          Certain officers and one Trustee of the Portfolio are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.      Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for approval by the SEC. At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

38	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Fund’s Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the Portfolio’s manager does not believe that this matter will have a material adverse effect on the Portfolio.

          This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

4.      Legal Matters

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 3. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Portfolio’s management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Portfolio’s manager and its affiliates to continue to render services to the Funds under their respective contracts.

5.      Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	39

Notes to Financial Statements (unaudited) (continued)

          Although there can be no assurance, the Portfolio’s manager believes that this matter is not likely to have a material adverse effect on the Portfolio.

6.      Special Investor Meeting and Reorganization

Investors of the Portfolio approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Portfolio will be recognized in the period during which the expense is incurred. Such expenses include obtaining investor votes for proposals relating to the initiatives noted above, the election of board members, and the retirement of board members. The portions of these costs borne by the Portfolio and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

7.      Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Portfolio has determined that adopting FIN 48 will not have a material impact on the Portfolio’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

40	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited)

INSTITUTIONAL ENHANCED PORTFOLIO

Face
Amount	Security	Value

ASSET-BACKED SECURITIES — 32.4%
Home Equity — 30.4%
$ 2,504,034	ACE Securities Corp., Series 2006-ASL1, Class A, 5.460% due 3/25/07 (a)	$2,505,788
1,690,084	American Home Mortgage Investment Trust, Series 2005-02, Class 5A2,
	5.470% due 3/25/07 (a)	1,691,301
665,512	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 3/25/07 (a)	665,976
2,000,000	Bayview Financial Acquisition Trust, Series 2003-G, Class A1, 5.920% due
	3/28/07 (a)	2,002,734
1,875,446	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-06,
	Class 2A2, 5.610% due 3/25/07 (a)	1,879,062
1,456,571	Countrywide Asset-Backed Certificates, Series 2005-11, Class AF1, 5.500%
	due 3/25/07 (a)	1,457,820
	Countrywide Home Equity Loan Trust:
1,452,895	Series 2002-B, Class A1, 5.570% due 3/15/07 (a)	1,453,861
2,288,863	Series 2003-B, Class A, 5.630% due 3/15/07 (a)	2,293,861
2,988,486	Series 2005-F, Class 2A, 5.560% due 3/15/07 (a)	2,993,966
964,610	Series 2005-L, Class A, 5.540% due 3/15/07 (a)	965,347
2,699,453	FBR Securitization Trust, Series 2005-01, Class A2, 5.560% due 3/28/07 (a)	2,702,214
653,178	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10,
	Class A2, 5.720% due 3/25/07 (a)	654,421
	GMAC Mortgage Corp. Loan Trust:
1,000,000	Series 2006-HE1, Class A, 5.530% due 3/25/07 (a)	1,001,060
1,900,000	Series 2006-HE4, Class A1, 5.390% due 3/25/07 (a)	1,902,259
	GSAMP Trust:
751,233	Series 2006-S2, Class A2, 5.420% due 3/25/07 (a)	751,702
764,619	Series 2006-S3, Class A1, 6.085% due 3/1/07	763,921
2,136,704	Series 2006-SEA1, Class A, 5.620% due 3/25/07 (a)(b)	2,134,397
1,318,985	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A,
	5.490% due 3/25/07 (a)	1,319,806
611,956	IXIS Real Estate Capital Trust, Series 2006-HE1, Class A1, 5.410% due
	3/25/07 (a)	612,377
2,424,847	Lehman XS Trust, Series 2005-02, Class 2A1A, 5.470% due 3/25/07 (a)	2,427,359
	Morgan Stanley Mortgage Loan Trust:
2,181,702	Series 2006-12XS, Class A1, 5.440% due 3/25/07 (a)	2,183,219
2,405,641	Series 2006-17XS, Class A1, 5.440% due 3/25/07 (a)	2,408,167
2,500,000	Series 2007-3XS, Class 2A1B, 5.490% due 3/25/07 (a)	2,500,000
1,530,000	New Century Home Equity Loan Trust, Series 2005-B, Class A2B, 5.500%
	due 3/25/07 (a)	1,531,354
397,740	Novastar Home Equity Loan, Series 2003-02, Class A1, 5.625%
	due 3/25/07 (a)	398,253
794,419	Popular ABS Mortgage Pass-Through Trust, Series 2004-04, Class AF1,
	5.570% due 3/25/07 (a)	795,121
	RAAC:
1,512,852	Series 2006-RP2, Class A, 5.570% due 3/25/07 (a)(b)	1,513,792
1,931,707	Series 2006-RP3, Class A, 5.590% due 3/25/07 (a)(b)	1,931,707
118,464	Residential Asset Securities Corp., Series 2003-KS1, Class A2, 6.060% due
	3/25/07 (a)	118,592
	SACO I Trust:
3,163,126	Series 2005-08, Class A1, 5.600% due 3/25/07 (a)	3,165,958
1,116,446	Series 2005-WM2, Class A1, 5.600% due 3/25/07 (a)	1,117,394
2,852,331	Series 2006-01, Class A, 5.490% due 3/25/07 (a)	2,854,503
1,963,030	Series 2006-05, Class 1A, 5.470% due 3/25/07 (a)	1,964,425
1,280,166	Series 2006-07, Class A1, 5.450% due 3/25/07 (a)	1,280,963
78,343	Specialty Underwriting & Residential Finance, Series 2003-BC3, Class A,
	5.670% due 3/25/07 (a)	78,494
1,599,382	Structured Asset Investment Loan Trust, Series 2004-08, Class A8, 5.820%
	due 3/25/07 (a)	1,601,802

See Notes to Financial Statements.

Schedule of Investments (February 28, 2007) (unaudited) (continued)
Face
Amount	Security	Value

Home Equity — 30.4% (continued)
$ 1,733,873	Structured Asset Securities Corp., Series 2003-28XS, Class A4, 5.160% due
	3/1/07	$1,721,016
985,211	Truman Capital Mortgage Loan Trust, Series 2005-01, Class A, 5.750% due
	3/25/07 (a)(b)	985,211
2,333,076	Wachovia Asset Securitization Inc., Series 2002-HE2, Class A, 5.750% due
	3/25/07 (a)	2,336,924

	Total Home Equity	62,666,127

Credit Card — 1.1%
2,264,143	Compucredit Acquired Portfolio Voltage Master Trust, Series 2006-1A, Class
	A1, 5.490% due 3/15/07 (a)(b)	2,271,841
Automobiles — 0.9%
1,448,021	Drivetime Auto Owner Trust, Series 2006-A, Class A2, 5.422%
	due 3/15/07 (b)	1,448,926
400,000	Hertz Vehicle Financing LLC, Series 2005-2A, Class A3, 5.520%
	due 3/25/07 (a) (b)	400,456

	Total Automobiles	1,849,382

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $66,753,006)	66,787,350

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.4%
2,591,739	American Home Mortgage Assets, Series 2006-04, Class 1A12, 5.530% due
	3/25/07 (a)	2,597,324
2,055,677	American Home Mortgage Investment Trust, Series 2005-03, Class 3A2,
	5.500% due 3/25/07 (a)	2,057,071
1,034,954	Banc of America Mortgage Securities, Series 2003-01, Class 1A5, 5.750%
	due 3/1/07	1,033,680
	Countrywide Alternative Loan Trust:
173,479	Series 2004-J13, Class 1A1, 5.620% due 3/25/07 (a)	173,697
1,265,733	Series 2005-24, Class 4A1, 5.550% due 3/20/07 (a)	1,269,130
900,907	Series 2006-OA01, Class 1A1, 5.530% due 3/20/07 (a)	899,619
962,761	Series 2006-OA02, Class A5, 5.550% due 3/20/07 (a)	964,401
	Series 2006-OA17:
2,578,587	Class 1A1A, 5.515% due 3/20/07 (a)	2,577,608
2,136,108	Class 2A1, 5.858% due 3/20/07 (a)	2,137,971
	Harborview Mortgage Loan Trust:
2,352,478	Series 2006-07, Class 2A1A, 5.520% due 3/19/07 (a)	2,353,930
2,484,765	Series 2006-14, Class 2A1A, 5.470% due 3/19/07 (a)	2,484,952
2,127,647	IMPAC Secured Assets Corp., Series 2005-02, Class A1, 5.640%
	due 3/25/07 (a)	2,135,521
	Indymac Index Mortgage Loan Trust:
1,965,377	Series 2004-AR5, Class 2A1A, 5.750% due 3/25/07 (a)	1,969,642
1,517,392	Series 2005-AR02, Class 2A2A, 5.660% due 3/25/07 (a)	1,522,702
1,498,882	Series 2005-AR10, Class A1, 5.580% due 3/25/07 (a)	1,502,971
	Lehman XS Trust:
889,280	Series 2006-04N, Class A2A, 5.540% due 3/25/07 (a)	890,547
2,440,839	Series 2006-10N, Class 2A2, 5.420% due 3/25/07 (a)	2,439,582
2,880,462	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.510%
	due 3/25/07 (a)	2,883,194
	Residential Accredit Loans Inc.:
1,497,654	Series 2003-QA1, Class A1, 5.660% due 3/25/07 (a)	1,500,970
1,788,283	Series 2006-QO5, Class 3A1, 5.390% due 3/25/07 (a)	1,788,734
2,496,536	Series 2006-QO10, Class A1, 5.480% due 3/25/07 (a)	2,496,536
1,468,539	Residential Funding Mortgage Securities II Inc., Series 2006-HI1, Class A1,
	5.430% due 3/25/07 (a)	1,469,660
1,822,229	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-10, Class A1,
	5.520% due 3/25/07 (a)	1,823,547

See Notes to Financial Statements.

Schedule of Investments (February 28, 2007) (unaudited) (continued)
Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.4% (continued)
	Thornburg Mortgage Securities Trust
$ 2,219,684	Series 2004-02, Class A1, 5.630% due 3/25/07 (a)	$2,222,905
1,279,609	Series 2004-03, Class A, 5.690% due 3/25/07 (a)	1,283,818
2,920,013	Series 2005-03, Class A4, 5.590% due 3/25/07 (a)	2,919,032
2,507,584	Series 2006-01, Class A3, 5.490% due 3/25/07 (a)	2,505,997
	Series 2006-03:
1,030,380	Class A2, 5.425% due 3/25/07 (a)	1,029,225
740,132	Class A3, 5.430% due 3/25/07 (a)	739,133
	Washington Mutual Inc.:
1,089,832	Series 2005-AR13, Class A1A1, 5.610% due 3/25/07 (a)	1,091,911
808,867	Series 2005-AR15, Class A1A1, 5.580% due 3/25/07 (a)	811,720
803,902	WMALT Mortgage Pass-Through Certificates, Series 2006-AR1, Class A1A,
	5.570% due 3/25/07 (a)	806,945

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $54,401,449)	54,383,675

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $121,154,455)	121,171,025

SHORT-TERM INVESTMENTS — 65.4%
Commercial Paper — 55.7%
	Albis Capital Corp.:
7,000,000	5.370% due 3/2/07 (c)	6,998,969
2,500,000	5.370% due 4/20/07 (c)	2,481,597
2,500,000	5.371% due 4/26/07 (c)	2,479,389
5,000,000	Anglesea Funding, 5.349% due 7/10/07 (c)	4,904,500
7,500,000	Barclays Bank PLC NY, 5.390% due 2/4/08	7,511,025
8,157,000	Berkeley Square Finance LLC, 5.371% due 3/1/07 (c)	8,157,000
5,000,000	Cheyne Finance LLC, 5.392% due 3/1/07 (b)(c)	5,000,000
5,000,000	Cobbler Funding LLC, 5.448% due 4/25/07 (c)	4,959,743
7,000,000	Ebury Finance Ltd., 5.380% due 7/24/07 (b)(c)	6,852,370
10,000,000	Fenway Funding LLC, 5.410% due 10/26/07 (b)(c)	9,657,400
	Ford Credit Floorplan Motown, Master Owner Trust, Motown Notes,
	Series 2002-01:
5,000,000	5.372% due 5/7/07 (c)	4,951,000
5,000,000	5.375% due 5/18/07 (c)	4,943,050
5,000,000	Hannover Funding Co. LLC, 5.320% due 4/6/07 (c)	4,973,550
3,117,000	Hudson Thames Capital Ltd., 5.382% due 8/20/07 (b)(c)	3,038,964
3,000,000	Indymac Bank FSB, 5.332% due 3/9/07 (c)	2,996,460
2,500,000	Mint II LLC, 5.343% due 4/23/07 (b)(c)	2,480,493
	Morrigan TRR Funding LLC:
7,000,000	5.368% due 7/24/07 (b)(c)	6,852,370
3,000,000	5.403% due 8/31/07 (b)(c)	2,920,590
5,000,000	5.389% due 11/5/07 (b)(c)	4,821,850
4,645,000	Park Sienna LLC, 5.340% due 3/29/07 (c)	4,625,925
10,000,000	Societe Generale NY, 5.250% due 2/27/08	10,000,000
3,184,000	Windsor Funding Trust, 5.349% due 4/10/07 (b)(c)	3,165,321

	Total Commercial Paper
		114,771,566

Master Note — 4.8%
10,000,000	Morgan Stanley Master Note, 5.483% due 3/1/07
		10,000,000

See Notes to Financial Statements.

Schedule of Investments (February 28, 2007) (unaudited) (continued)
Face
Amount	Security	Value

U.S. Government Agency — 4.9%
$ 10,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 5.500% due 2/13/09	$10,001,180

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $134,758,386)	134,772,746

	TOTAL INVESTMENTS — 124.2% (Cost — $255,912,841#)	255,943,771
	Liabilities in Excess of Other Assets — (24.2)%	(49,877,598)

	TOTAL NET ASSETS — 100.0%	$206,066,173

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Fund at a Glance (unaudited)
Institutional Enhanced Portfolio

As a Percent of Total Investments
Commercial Paper
44.8%
Asset-Backed Securities
26.1%
Collateralized Mortgage Obligations
21.3%
U.S. Government Agency
3.9%
Master Note
3.9%
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
February 28, 2007

Institutional Enhanced Portfolio
Statement of Assets and Liabilities (February 28, 2007) (unaudited)
ASSETS:
Investments, at value (Cost - $255,912,841)	$255,943,771
Cash	63,638
Receivable from manager	4,012
Interest receivable	181,956

Total Assets	256,193,377

LIABILITIES:
Payable for Fund shares repurchased	50,082,951
Investment management fee payable	4,688
Trustees' fees payable	5,012
Accrued expenses	34,553

Total Liabilities	50,127,204

Total Net Assets	$206,066,173

REPRESENTED BY:

Paid-in capital	$206,066,173

See Notes to Financial Statements.

Institutional Enhanced Portfolio

Statement of Operations (For the six months ended February 28, 2007) (unaudited)
INVESTMENT INCOME:
Interest (Note 1)	$8,952,855

EXPENSES:
Investment management fee (Note 2)	164,423
Audit and tax	11,450
Trustees' fees (Notes 2 and 7)	8,488
Legal fees	7,323
Custody fees	5,011
Shareholder reports	33
Miscellaneous expenses	1,051

Total Expenses	197,779
Less: Fee waivers and/or expense reimbursements (Notes 2 and 7)	(114,698)
Fees paid indirectly (Note 1)	(390)

Net Expenses	82,691

Net Investment Income	8,870,164

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(NOTES 1 AND 3):
Net Realized Loss From Investment Transactions	(16,708)
Change in Net Unrealized Appreciation/Depreciation From
Investments	103,699

Net Gain on Investments	86,991

Increase in Net Assets From Operations	$8,957,155

See Notes to Financial Statements.

 Institutional Enhanced Portfolio

Statement of Changes in Net Assets
For the six months ended February 28, 2007 (unaudited) and the year ended August 31, 2006
	2007	2006

OPERATIONS:
Net investment income	$8,870,164	$14,093,272
Net realized loss	(16,708)	(1,055,683)
Change in net unrealized appreciation	103,699	218,116

Increase in Net Assets From Operations	8,957,155	13,255,705

CAPITAL TRANSACTIONS:
Proceeds from contributions	663,105,030	551,485,782
Value of withdrawals	(671,377,721)	(929,400,987)

Decrease in Net Assets From Capital Transactions	(8,272,691)	(377,915,205)

Increase (Decrease) in Net Assets	684,464	(364,659,500)

NET ASSETS:
Beginning of period	205,381,709	570,041,209

End of period	$206,066,173	$205,381,709

See Notes to Financial Statements.

Institutional Enhanced Portfolio

Financial Highlights
For the years ended August 31, unless otherwise noted:
	2007(1)		2006	2005	2004	2003(2)

Net Assets, End of Period (000s)	$206,066		$205,382	$570,041	$3,996	$12,928

Total Return(3)	2.66%		4.07%	2.76%	1.32%	0.69%

Ratios to Average Net Assets:
Gross expenses	0.12	%(4)(8)	0.14%	0.17%	1.15%	1.03	%(4)
Net expenses(5)(6)	0.05	(4)(7)(8)	0.05 (7)	0.05 (7)	0.10	0.10	(4)
Net investment income	5.39	(4)	4.30	3.23	1.18	1.28	(4)

Portfolio Turnover Rate	116%		208%	124%	56%	228%

(1)	For the six months ended February 28, 2007 (unaudited).

(2)	For the period March 11, 2003 (commencement of operations) to August 31, 2003.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Reflects fee waivers and/or expense reimbursements.

(6)	There was no impact to the expense ratio as a result of fees paid indirectly.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net asset, other than interest, brokerage, taxes and extraordinary expenses, of the Portfolio will not exceed 0.05%.

(8)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.12% and 0.05%, respectively (Note 7).

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (the “Portfolio”) is a separate diversified series of Institutional Portfolio (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company which was organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2007, all investors in the Portfolio were funds advised by the manager of the fund and/or its affiliates.

     Effective as of close of business, April 13, 2007, the Portfolio is a separate diversified series of Master Portfolio Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act as an open-end management investment company.

     The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (a) Investment Valuation. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

     (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

     (c) Income Taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

     (d) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

Notes to Financial Statements (unaudited) (continued)

2. Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

     Under the investment management agreement, the Portfolio pays investment management fees calculated daily and paid monthly at an annual rate of 0.10% of the Portfolio’s average daily net assets.

     LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

     During the six months ended February 28, 2007, the Portfolio had a voluntary expense limitation in place of 0.05% of the Portfolio’s average daily net assets.

     During the six months ended February 28, 2007, LMPFA waived a portion of its fee in the amount of $110,686. In addition, during the six months ended February 28, 2007, the Portfolio was reimbursed for expenses amounting to $4,012.

     Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Portfolio. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

     The Trust and the New Trust pay no compensation directly to any Trustee or any officer who is affiliated with LMPFA, all of whom receive remuneration for their services to the Portfolio from Legg Mason or its affiliates.

     During a special meeting in June 2006, the Portfolio’s Board approved a number of initiatives to streamline and restructure the fund complex. In that connection, the Board voted to establish a mandatory retirement age of 75 for current Trustees, and 72 for all future Trustees and to allow current Trustees to elect to retire as of the date which Trustees elected in accordance with the Joint Proxy Statement commence service as Trustees of the realigned and consolidated Board (the “Effective Date”).

     On July 10, 2006, the Board also voted to amend its retirement plans to provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. Under the amended plan, Trustees electing to receive benefits under the amendments must waive all rights under the plan prior to amendment. Each fund overseen by the Board (including the Portfolio) will pay a pro rata share (based upon asset size) of such benefits. As of February 28, 2007, the Portfolio’s allocable share of benefits under this amendment are $4,904.

     Under the previous Retirement Plan (the “Plan”), all Trustees who were not “Interested Persons” of the Fund, within the meaning of the 1940 Act, were required to retire from the Board as of the last day of the calendar year in which the applicable Trustees attained age 75. Trustees were able to retire under the Plan before attaining the mandatory retirement age. Trustees who had served as Trustee of the Portfolio or any of the investment companies associated with LMPFA for at least ten years when they retired were eligible to receive the maximum retirement benefit under the previous Plan, subject to the terms of the amended plans. The maximum retirement benefit was an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the applicable Trustee’s

Notes to Financial Statements (unaudited) (continued)

retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts owed under the Plan were paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan.

     Certain officers and one Trustee of the Trust and the New Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$93,851
Gross unrealized depreciation	(62,921)

Net unrealized appreciation	$30,930

4. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining

Notes to Financial Statements (unaudited) (continued)

$183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

     The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order.

     On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

     The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the Portfolio’s manager does not believe that this matter will have a material adverse effect on the Fund.

     This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

5. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

     On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of this report, the Portfolio’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Portfolio or the ability of the Portfolio’s manager and its affiliates to continue to render services to the Funds under their respective contracts.

6. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc. (‘‘SBAM’’) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds.

Notes to Financial Statements (unaudited) (continued)

Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

     Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

7. Special Investor Meeting and Reorganization

Investors of the Portfolio approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Portfolio will be recognized in the period during which the expense is incurred. Such expenses include obtaining investor votes for proposals relating to the initiatives noted above, the election of board members, and the retirement of board members. The portions of these costs borne by the Portfolio and reflected in the Statement of Operations are deemed extraordinary and, therefore, are not subject to the expense limitation agreements, if applicable.

8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (‘‘FASB’’) issued FASB Interpretation 48 (‘‘FIN 48’’ or the ‘‘Interpretation’’), Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is ‘‘more likely than not’’ to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Portfolio has determined that adopting FIN 48 will not have a material impact on the Portfolio’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (‘‘FAS 157’’). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	May 4, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	May 4, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Master Portfolio Trust

Date:	May 4, 2007